UNITED  STATES  SECURITIES  AND  EXCHANGE  COMMISSION
WASHINGTON,  D.C.  20549

FORM  N-CSR

CERTIFIED  SHAREHOLDER  REPORT  OF  REGISTERED
MANAGEMENT  INVESTMENT  COMPANIES

INVESTMENT  COMPANY  ACT  FILE  NUMBER              811-04087
                                       ------------------------------------

EXETER  FUND,  INC.
---------------------------------------------------------------------------
(EXACT  NAME  OF  REGISTRANT  AS  SPECIFIED  IN  CHARTER)


1100  CHASE  SQUARE,   ROCHESTER,  NY                14604
----------------------------------------------------------------------------
(ADDRESS  OF  PRINCIPAL  EXECUTIVE  OFFICES)         (ZIP  CODE)


B.  REUBEN  AUSPITZ     1100  CHASE  SQUARE,   ROCHESTER,  NY  14604
-----------------------------------------------------------------------------
(NAME  AND  ADDRESS  OF  AGENT  FOR  SERVICE)


REGISTRANT'S  TELEPHONE  NUMBER,  INCLUDING  AREA  CODE:     585-325-6880
                                                        ---------------------


DATE  OF  FISCAL  YEAR  END:                      OCTOBER  31,  2003
                            -------------------------------------------------


DATE  OF  REPORTING  PERIOD:    NOVEMBER  1,  2002  THROUGH  APRIL  30,  2003
                            -------------------------------------------------

FORM N-CSR IS TO BE USED BY MANAGEMENT INVESTMENT COMPANIES TO FILE REPORTS WITH THE COMMISSION NOT LATER THAN 10 DAYS AFTER THE TRANSMISSION TO STOCKHOLDERS OF ANY REPORT THAT IS REQUIRED TO BE TRANSMITTED TO STOCKHOLDERS UNDER RULE 30E-1 UNDER THE INVESTMENT COMPANY ACT OF 1940 (17 CFR 270.30E-1). THE COMMISSION MAY USE THE INFORMATION PROVIDED ON FORM N-CSR IN ITS REGULATORY, DISCLOSURE REVIEW, INSPECTION, AND POLICYMAKING ROLES.

A REGISTRANT IS REQUIRED TO DISCLOSE THE INFORMATION SPECIFIED BY FORM N-CSR, AND THE COMMISSION WILL MAKE THIS INFORMATION PUBLIC. A REGISTRANT IS NOT REQUIRED TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN FORM N-CSR UNLESS THE FORM DISPLAYS A CURRENTLY VALID OFFICE OF MANAGEMENT AND BUDGET ("OMB") CONTROL NUMBER. PLEASE DIRECT COMMENTS CONCERNING THE ACCURACY OF THE INFORMATION COLLECTION BURDEN ESTIMATE AND ANY SUGGESTIONS FOR REDUCING THE BURDEN TO SECRETARY, SECURITIES AND EXCHANGE COMMISSION, 450 FIFTH STREET, NW, WASHINGTON, DC 20549-0609. THE OMB HAS REVIEWED THIS COLLECTION OF INFORMATION UNDER THE CLEARANCE REQUIREMENTS OF 44 U.S.C. SECTION 3507.

ITEM 1.  REPORT TO STOCKHOLDERS

June  25,  2003


To  Shareholders  of  the  following  Series  of  the  Exeter  Fund:

Pro-Blend SM  Conservative  Term  Series
Pro-Blend SM  Moderate  Term  Series
Pro-Blend SM  Extended  Term  Series
Pro-Blend SM  Maximum  Term  Series
Tax  Managed  Series
Equity  Series
Overseas  Series

Dear  Shareholder:

Enclosed is a copy of the Semi-Annual Report for each of the above Series of the Exeter Fund in which you were invested as of April 30, 2003. The reports include information about the Series' performance as well as portfolio listings as of that date.

Please contact our Fund Services department at 1-800-466-3863 if you have any questions about the Semi-Annual Reports or about the Fund.

Sincerely,

/s/  Amy  J.  Williams

Amy  J.  Williams
Fund  Services  Manager

EXETER  FUND,  INC.
SEMI-ANNUAL  REPORT
APRIL  30,  2003
PRO-BLEND SM  CONSERVATIVE  TERM  SERIES
PRO-BLEND SM  MODERATE  TERM  SERIES
PRO-BLEND SM  EXTENDED  TERM  SERIES
PRO-BLEND SM  MAXIMUM  TERM  SERIES

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

Investor expectations gyrated during the past six months within a climate of uncertainty driven by the prevailing economic and geopolitical news. Sluggish economic recovery continued, within a "mixed news" environment: deteriorating labor markets and declining activity in both the service and manufacturing sectors were accompanied by increasing corporate earnings, growth in disposable personal income, and strength in the housing market. To further confuse matters, this uncertainty regarding the strength of the recovery squared off against a backdrop of increasingly imminent, and then actual, military action in Iraq. To quote Federal Reserve Board Chairman Alan Greenspan, "The intensification of geopolitical risks makes discerning the economic path ahead especially difficult".

As a result of this uncertainty, equity markets experienced remarkable volatility, though overall the stock market managed a positive return in this semi-annual period. Now that the military action has abated, we watch with cautious optimism to see whether the economic path ahead will be one of renewed and sustainable growth. More importantly, our analysis shows that the valuation case for stocks is compelling, and that gives us confidence in our equity positions. Rather than engage in the folly of attempting to predict the market's direction, we continue to focus on the fundamentals of individual companies, a policy which we have applied through up, down and sideways markets.

While stock market volatility continued into early 2003, stocks have been positive since hitting bottom (on a month-end basis) at the end of September, 2002. Along with continued solid returns from the bond market, this turnaround by stocks has led to improving absolute returns over the past several months. This is on top of very strong relative returns as the Pro-Blend SM Series held up well during one of the worst bear markets in history. Over time, we have increased the stock position and decreased the bond duration (i.e., bought bonds with shorter maturities) in each portfolio, as stock valuations have become more attractive while lower interest rates make bonds relatively less attractive.

If there is anything positive to be said about a fear-driven market environment, it is that opportunities present themselves to disciplined investors. This form of active portfolio management has served our clients well over the years, and has most recently been executed in the form of increased equity exposure to the consumer discretionary sector. While the collective patience with this bear market wears thin, we continue to appreciate your patience with our efforts to find the upside potential while attempting to reduce the downside risk.

As  always,  we  appreciate  the  opportunity  to  serve  you.

Sincerely,


EXETER  ASSET  MANAGEMENT

Asset  Allocation  -  As  of  April  30,  2003  (unaudited)


<graphic>
<pie  chart>



Pro-Blend SM Conservative Term Series
Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21.19%
Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  73.26%
Cash, short-term investments, and other assets, less liabilities   5.55%


<graphic>
<pie chart>



Pro-Blend SM Moderate Term Series
Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  52.92%
Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  44.23%
Cash, short-term investments, and other assets, less liabilities   2.85%


<graphic>
<pie chart>



Pro-Blend SM Extended Term Series
Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  69.32%
Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29.74%
Cash, short-term investments, and other assets, less liabilities   0.94%


<graphic>
<pie chart>



Pro-Blend SM Maximum Term Series
Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  89.01%
Bonds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8.81%
Cash, short-term investments, and liabilities, less other assets   2.18%

Performance  Update  as  of  April  30,  2003  (unaudited)




Exeter Fund, Inc. - Pro-Blend SM Conservative Term Series

                                         Total Return
Through               Growth of $10,000              Average
4/30/03               Investment         Cumulative  Annual
One Year                       $10,548    5.48%     5.48%
Five Year                      $13,416   34.16%     6.05%
Inception1                     $15,979   59.79%     6.45%






Lehman Brothers Intermediate Government/Credit Bond Index

                                                     Total Return
Through                           Growth of $10,000               Average
4/30/03                           Investment         Cumulative   Annual
One Year                          $11,076             10.76%      10.76%
Five Year                         $14,376             43.76%       7.53%
Inception1                        $16,860             68.60%       7.21%






12%/88% Blended Index

                                      Total Return
Through     Growth of $10,000                          Average
4/30/03     Investment                Cumulative       Annual
One Year    $ 10,788                   7.88%            7.88%
Five Year   $ 13,721                  37.21%            6.53%
Inception1  $ 17,201                  72.01%            7.50%



The value of a $10,000 investment in the Exeter Fund, Inc. - Pro-Blend SM Conservative Term Series from its inception (11/1/95)1 to present (4/30/03) as compared to the Lehman Brothers Intermediate Government/Credit Bond Index and a 12%/88% Blended Index.2

<graphic>
<line  chart>

Data  for  line  chart  to  follow:




               Exeter Fund, Inc.                   Lehman Brothers Intermediate
Date        Pro-Blend SM Conservative Term Series  Government/Credit Bond Index      12%/88% Blended Index
11/1/1995                          10,000                          10,000                    10,000
10/31/1996                         10,494                          10,581                    10,790
10/31/1997                         11,411                          11,374                    11,904
10/31/1998                         12,157                          12,411                    13,197
10/31/1999                         12,371                          12,533                    13,695
10/31/2000                         13,684                          13,342                    14,604
10/31/2001                         14,927                          15,244                    15,907
10/31/2002                         15,576                          16,145                    16,457
4/30/2003                          15,979                          16,860                    17,201



1Performance numbers for the Series and Indices are calculated from November 1, 1995, the Series' inception date. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.

2The Lehman Brothers Intermediate Government/Credit Bond Index is a market value weighted measure of approximately 3,700 corporate and government investment grade securities with maturities greater than one year but less than ten years. The 12%/88% Blended Index is 12% Standard & Poor's (S&P) 500 Total Return Index and 88% Lehman Brothers Intermediate Government/Credit Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. Both Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative Indices' portfolios.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                                                                   VALUE
PRO-BLEND SM CONSERVATIVE TERM SERIES                                      SHARES  (NOTE 2)
------------------------------------------------------------------------  ------  ---------
COMMON STOCKS - 21.19%
AEROSPACE & DEFENSE - 0.01%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)     125  $  1,734
                                                                                  ---------

AIRLINES - 0.03%
Atlantic Coast Airlines Holdings, Inc.*. . . . . . . . . . . . . . . . .     150     1,252
JetBlue Airways Corp.* . . . . . . . . . . . . . . . . . . . . . . . . .      50     1,572
SkyWest, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     125     1,599
                                                                                  ---------
                                                                                     4,423
                                                                                  ---------

AUTO COMPONENTS - 0.02%
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     225     2,758
                                                                                  ---------

BANKS - 0.44%
BNP Paribas S.A. (France) (Note 7) . . . . . . . . . . . . . . . . . . .      75     3,520
The Bank of New York Co., Inc. . . . . . . . . . . . . . . . . . . . . .   2,125    56,206
Bank Pekao S.A. (Poland) (Note 7). . . . . . . . . . . . . . . . . . . .     100     2,246
Societe Generale (France) (Note 7) . . . . . . . . . . . . . . . . . . .      50     3,058
UniCredito Italiano S.p.A. (Italy) (Note 7). . . . . . . . . . . . . . .     875     3,828
                                                                                  ---------
                                                                                    68,858
                                                                                   --------

BEVERAGES - 0.05%
The Robert Mondavi Corp. - Class A*. . . . . . . . . . . . . . . . . . .     100     2,454
San Miguel Corp. (Philippines) (Note 7). . . . . . . . . . . . . . . . .   4,450     5,597
                                                                                  ---------
                                                                                     8,051
                                                                                  ---------

BIOTECHNOLOGY - 0.30%
Affymetrix, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .     200     3,710
Amgen, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50     3,066
BioMarin Pharmaceutical, Inc.* . . . . . . . . . . . . . . . . . . . . .     150     1,647
Celltech Group plc* (United Kingdom) (Note 7). . . . . . . . . . . . . .   2,175     8,882
Charles River Laboratories International, Inc.*. . . . . . . . . . . . .     150     4,073
Genentech, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . .     175     6,648
Genzyme Corp. - General Division*. . . . . . . . . . . . . . . . . . . .     100     4,028
Invitrogen Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .     225     7,357
PRAECIS Pharmaceuticals, Inc.* . . . . . . . . . . . . . . . . . . . . .     600     2,628
SangStat Medical Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .     175     2,205
Transkaryotic Therapies, Inc.* . . . . . . . . . . . . . . . . . . . . .     450     2,700
                                                                                   ---------
                                                                                    46,944
                                                                                   ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                                                                VALUE
PRO-BLEND SM CONSERVATIVE TERM SERIES                                  SHARES   (NOTE 2)
--------------------------------------------------------------------  -------  ---------
CHEMICALS - 0.19%
Agrium, Inc. (Canada) (Note 7) . . . . . . . . . . . . . . . . . . .      400  $  4,524
Akzo Nobel N.V. (Netherlands) (Note 7) . . . . . . . . . . . . . . .      400     8,892
IMC Global, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .      125     1,132
L'Air Liquide S.A. (France) (Note 7) . . . . . . . . . . . . . . . .       25     3,786
Lonza Group AG (Switzerland) (Note 7). . . . . . . . . . . . . . . .       50     3,036
Minerals Technologies, Inc.. . . . . . . . . . . . . . . . . . . . .       75     3,319
Syngenta AG - ADR (Switzerland) (Note 7) . . . . . . . . . . . . . .      525     5,381
                                                                               ---------
                                                                                 30,070
                                                                               ---------

COMMERCIAL SERVICES & SUPPLIES - 0.01%
NDCHealth Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .      125     2,406
                                                                               ---------

COMMUNICATIONS EQUIPMENT - 1.28%
Lucent Technologies, Inc.* . . . . . . . . . . . . . . . . . . . . .   10,525    18,945
Nortel Networks Corp.* (Canada) (Note 7) . . . . . . . . . . . . . .   12,725    32,830
QUALCOMM, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .    4,700   149,883
                                                                               ---------
                                                                                201,658
                                                                               ---------

COMPUTERS & PERIPHERALS - 0.03%
Electronics for Imaging, Inc.* . . . . . . . . . . . . . . . . . . .      225     4,320
                                                                               ---------

CONSTRUCTION MATERIALS - 0.02%
Texas Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . .      150     2,961
                                                                               ---------

CONTAINERS & PACKAGING - 0.01%
Applied Extrusion Technologies, Inc.*. . . . . . . . . . . . . . . .      525     1,029
                                                                               ---------

DIVERSIFIED TELECOMMUNICATIONS SERVICES - 0.10%
D&E Communications, Inc. . . . . . . . . . . . . . . . . . . . . . .      150     1,620
North Pittsburgh Systems, Inc. . . . . . . . . . . . . . . . . . . .       75     1,036
Telecom Italia S.p.A. (Italy) (Note 7) . . . . . . . . . . . . . . .      525     4,289
Telecomunicacoes Brasileiras S.A. (Telebras) - ADR (Brazil) (Note 7)      150     3,897
Telefonica S.A.* (Spain) (Note 7). . . . . . . . . . . . . . . . . .      250     2,765
Telefonica S.A. - ADR* (Spain) (Note 7). . . . . . . . . . . . . . .       75     2,494
                                                                              ---------
                                                                                 16,101
                                                                              ---------

ELECTRIC UTILITIES - 0.05%
E.ON AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . . . .      100     4,743
Korea Electric Power Corp. (KEPCO) - ADR (Korea) (Note 7). . . . . .      275     2,591
                                                                              ---------
                                                                                  7,334
                                                                              ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                                         VALUE
PRO-BLEND SM CONSERVATIVE TERM SERIES          SHARES   (NOTE 2)
--------------------------------------------  -------  ---------
ELECTRICAL EQUIPMENT - 0.01%
Rayovac Corp.* . . . . . . . . . . . . . . .      150  $  1,560
                                                       ---------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.95%
Millipore Corp.* . . . . . . . . . . . . . .    4,400   150,260
                                                       ---------

ENERGY EQUIPMENT & SERVICES - 2.57%
Atwood Oceanics, Inc.* . . . . . . . . . . .      125     3,256
Baker Hughes, Inc. . . . . . . . . . . . . .    2,775    77,700
Cooper Cameron Corp.*. . . . . . . . . . . .      700    33,502
Newpark Resources, Inc.* . . . . . . . . . .      450     2,110
Precision Drilling Corp.* (Canada) (Note 7).       50     1,719
Pride International, Inc.* . . . . . . . . .      425     6,596
Schlumberger Ltd.. . . . . . . . . . . . . .    3,675   154,093
Transocean, Inc. . . . . . . . . . . . . . .    1,875    35,719
Varco International, Inc.* . . . . . . . . .    2,375    41,776
Weatherford International Ltd.*. . . . . . .    1,225    49,282
                                                       ---------
                                                        405,753
                                                       ---------

FOOD & DRUG RETAILING - 0.50%
CVS Corp.. . . . . . . . . . . . . . . . . .      675    16,342
Carrefour S.A. (France) (Note 7) . . . . . .       75     3,262
The Kroger Co.*. . . . . . . . . . . . . . .    2,325    33,247
Safeway, Inc.* . . . . . . . . . . . . . . .    1,550    25,761
                                                       ---------
                                                         78,612
                                                       ---------

FOOD PRODUCTS - 1.70%
Nestle S.A. (Switzerland) (Note 7) . . . . .      575   117,221
Smithfield Foods, Inc.*. . . . . . . . . . .       75     1,470
Sylvan, Inc.*. . . . . . . . . . . . . . . .      475     5,234
Unilever plc - ADR (United Kingdom) (Note 7)    3,689   144,867
                                                       ---------
                                                        268,792
                                                       ---------

HEALTH CARE EQUIPMENT & SUPPLIES - 1.24%
Align Technology, Inc.*. . . . . . . . . . .      400     3,000
Applera Corp. - Applied Biosystems Group . .    8,575   150,320
Bausch & Lomb, Inc.. . . . . . . . . . . . .      225     7,911
Beckman Coulter, Inc.. . . . . . . . . . . .      250     9,717
Bruker AXS, Inc.*. . . . . . . . . . . . . .    2,925     6,026
Hologic, Inc.* . . . . . . . . . . . . . . .      225     2,025
Thoratec Corp.*. . . . . . . . . . . . . . .      775    10,656
Varian, Inc.*. . . . . . . . . . . . . . . .      175     5,532
                                                       ---------
                                                        195,187
                                                       ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                                                     VALUE
PRO-BLEND SM CONSERVATIVE TERM SERIES                      SHARES   (NOTE 2)
--------------------------------------------------------  -------  ---------
HEALTH CARE PROVIDERS & SERVICES - 0.03%
WebMD Corp.* . . . . . . . . . . . . . . . . . . . . . .      475  $  4,579
                                                                   ---------

HOTELS, RESTAURANTS & LEISURE - 0.64%
Carnival Corp. . . . . . . . . . . . . . . . . . . . . .    3,400    93,806
Club Mediterranee S.A.* (France) (Note 7). . . . . . . .      100     2,232
The Hongkong & Shanghai Hotels Ltd. (Hong Kong) (Note 7)    8,450     3,548
Orient-Express Hotels Ltd.* (Bermuda) (Note 7) . . . . .      125     1,407
                                                                   ---------
                                                                    100,993
                                                                   ---------

HOUSEHOLD DURABLES - 0.01%
Waterford Wedgwood plc (Ireland) (Note 7). . . . . . . .    6,575     1,839
                                                                   ---------

HOUSEHOLD PRODUCTS - 0.84%
Henkel KGaA (Germany) (Note 7) . . . . . . . . . . . . .       50     3,220
Kimberly-Clark Corp. . . . . . . . . . . . . . . . . . .    2,600   129,402
                                                                   ---------
                                                                    132,622
                                                                   ---------

IT CONSULTING & SERVICES - 0.02%
SAP AG (Germany) (Note 7). . . . . . . . . . . . . . . .       25     2,542
                                                                   ---------

INDUSTRIAL CONGLOMERATES - 0.03%
Siemens AG (Germany) (Note 7). . . . . . . . . . . . . .      100     4,944
                                                                   ---------

INSURANCE - 0.04%
Assicurazioni Generali S.p.A. (Italy) (Note 7) . . . . .      150     3,447
Axa (France) (Note 7). . . . . . . . . . . . . . . . . .      200     3,038
                                                                    ---------
                                                                      6,485
                                                                    ---------

LEISURE EQUIPMENT & PRODUCTS - 0.78%
Eastman Kodak Co.. . . . . . . . . . . . . . . . . . . .    1,900    56,829
Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . . .    4,100    65,600
                                                                    ---------
                                                                    122,429
                                                                    ---------

MACHINERY - 0.07%
Albany International Corp. - Class A . . . . . . . . . .      458    10,873
                                                                   ---------

MARINE - 0.04%
Odfjell ASA (Norway) (Note 7). . . . . . . . . . . . . .      225     4,116
Teekay Shipping Corp. (Bahamas) (Note 7) . . . . . . . .       75     2,846
                                                                   ---------
                                                                      6,962
                                                                   ---------

MEDIA - 1.65%
AOL Time Warner, Inc.* . . . . . . . . . . . . . . . . .   10,500   143,640
The News Corp. Ltd. - ADR (Australia) (Note 7) . . . . .      225     5,279
The Walt Disney Co.. . . . . . . . . . . . . . . . . . .    5,975   111,493
                                                                   ---------
                                                                    260,412
                                                                   ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                                                          VALUE
PRO-BLEND SM CONSERVATIVE TERM SERIES                           SHARES   (NOTE 2)
-------------------------------------------------------------  -------  ---------
METALS & MINING - 0.33%
Alcoa, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .    2,000  $ 45,860
Antofagasta plc (United Kingdom) (Note 7) . . . . . . . . . .      275     2,767
Norddeutsche Affinerie AG (Germany) (Note 7). . . . . . . . .      250     2,712
                                                                        ---------
                                                                          51,339
                                                                        ---------

MULTILINE RETAIL - 0.32%
Federated Department Stores, Inc.*. . . . . . . . . . . . . .    1,650    50,523
                                                                        ---------

OIL & GAS - 0.53%
Eni S.p.A. (Italy) (Note 7) . . . . . . . . . . . . . . . . .      400     5,701
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7).    4,175    71,434
Total S.A. (France) (Note 7). . . . . . . . . . . . . . . . .       50     6,556
                                                                        ---------
                                                                          83,691
                                                                        ---------

PAPER & FOREST PRODUCTS - 0.12%
Aracruz Celulose S.A. - ADR* (Brazil) (Note 7). . . . . . . .      175     3,675
Bowater, Inc. . . . . . . . . . . . . . . . . . . . . . . . .       75     2,920
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) (Note 7)      500     6,141
Sappi Ltd. - ADR (South Africa) (Note 7). . . . . . . . . . .      300     3,705
Votorantim Celulose e Papel S.A. - ADR (Brazil) (Note 7). . .      175     3,325
                                                                        ---------
                                                                          19,766
                                                                        ---------

PERSONAL PRODUCTS - 0.83%
Clarins S.A. (France) (Note 7). . . . . . . . . . . . . . . .      125     6,947
The Estee Lauder Companies, Inc. - Class A. . . . . . . . . .    3,650   118,625
L'Oreal S.A. (France) (Note 7). . . . . . . . . . . . . . . .       75     5,361
                                                                        ---------
                                                                         130,933
                                                                        ---------

PHARMACEUTICALS - 3.41%
Bristol-Myers Squibb Co.. . . . . . . . . . . . . . . . . . .    4,250   108,545
Merck & Co., Inc.*. . . . . . . . . . . . . . . . . . . . . .      975    56,725
Merck KGaA (Germany) (Note 7) . . . . . . . . . . . . . . . .      300     8,069
Novartis AG - ADR (Switzerland) (Note 7). . . . . . . . . . .    3,075   121,401
Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .    3,500   107,625
Sanofi-Synthelabo S.A. (France) (Note 7). . . . . . . . . . .       75     4,474
Schering-Plough Corp. . . . . . . . . . . . . . . . . . . . .    7,250   131,225
                                                                        ---------
                                                                         538,064
                                                                        ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                                                SHARES/          VALUE
PRO-BLEND SM CONSERVATIVE TERM SERIES                       PRINCIPAL AMOUNT    (NOTE 2)
---------------------------------------------------------  -----------------  -----------
ROAD & RAIL - 0.02%
Kansas City Southern* . . . . . . . . . . . . . . . . . .                225  $    2,491
                                                                              -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.13%
Altera Corp.* . . . . . . . . . . . . . . . . . . . . . .              2,800      44,268
Brooks Automation, Inc.*. . . . . . . . . . . . . . . . .                475       4,023
Cymer, Inc.*. . . . . . . . . . . . . . . . . . . . . . .                 50       1,428
Texas Instruments, Inc. . . . . . . . . . . . . . . . . .              6,975     128,968
                                                                              -----------
                                                                                 178,687
                                                                              -----------

SOFTWARE - 0.02%
Activision, Inc.* . . . . . . . . . . . . . . . . . . . .                200       3,060
                                                                              -----------

SPECIALTY RETAIL - 0.79%
Best Buy Co., Inc.* . . . . . . . . . . . . . . . . . . .              1,825      63,108
Lowe's Companies, Inc.. . . . . . . . . . . . . . . . . .                300      13,167
RadioShack Corp.. . . . . . . . . . . . . . . . . . . . .              1,925      45,642
Toys "R" Us, Inc.*. . . . . . . . . . . . . . . . . . . .                300       3,075
                                                                              -----------
                                                                                 124,992
                                                                              -----------

TEXTILES & APPAREL - 0.01%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)                 50       2,182
                                                                              -----------

WIRELESS TELECOMMUNICATIONS SERVICES - 0.02%
Telecom Italia Mobile S.p.A. (T.I.M.) (Italy) (Note 7). .                825       3,885
                                                                              -----------

TOTAL COMMON STOCKS
(Identified Cost $3,282,047). . . . . . . . . . . . . . .                      3,343,104
                                                                              -----------

U.S. TREASURY SECURITIES - 67.41%
U.S. TREASURY BONDS - 8.75%
U.S. Treasury Bond, 6.875%, 8/15/2025 . . . . . . . . . .  $         170,000     216,743
U.S. Treasury Bond, 5.50%, 8/15/2028. . . . . . . . . . .          1,070,000   1,163,207
                                                                              -----------

TOTAL U.S. TREASURY BONDS
(Identified Cost $1,298,646). . . . . . . . . . . . . . .                      1,379,950
                                                                              -----------

U.S. TREASURY NOTES - 58.66%
U.S. Treasury Note, 3.375%, 4/30/2004 . . . . . . . . . .          1,350,000   1,379,636
U.S. Treasury Note, 2.25%, 7/31/2004. . . . . . . . . . .          1,000,000   1,012,773
U.S. Treasury Note, 7.25%, 8/15/2004. . . . . . . . . . .             65,000      70,025
U.S. Treasury Note, 6.50%, 5/15/2005. . . . . . . . . . .            625,000     687,427
U.S. Treasury Note, 3.50%, 11/15/2006 . . . . . . . . . .            700,000     729,695
U.S. Treasury Note, 4.375%, 5/15/2007 . . . . . . . . . .            500,000     536,504
U.S. Treasury Note, 6.625%, 5/15/2007 . . . . . . . . . .             35,000      40,573
U.S. Treasury Note, 3.25%, 8/15/2007. . . . . . . . . . .          1,050,000   1,078,629



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                        PRINCIPAL AMOUNT/     VALUE
PRO-BLEND SM CONSERVATIVE TERM SERIES          SHARES        (NOTE 2)
--------------------------------------  ------------------  ---------

U.S. TREASURY SECURITIES (continued)

U.S. TREASURY NOTES (continued)
U.S. Treasury Note, 3.00%, 2/15/2008 .  $          400,000  $404,125
U.S. Treasury Note, 5.50%, 2/15/2008 .              90,000   101,039
U.S. Treasury Note, 4.75%, 11/15/2008.             775,000   842,722
U.S. Treasury Note, 5.50%, 5/15/2009 .             225,000   254,364
U.S. Treasury Note, 6.00%, 8/15/2009 .             450,000   520,910
U.S. Treasury Note, 5.00%, 2/15/2011 .             800,000   877,625
U.S. Treasury Note, 5.00%, 8/15/2011 .             100,000   109,500
U.S. Treasury Note, 4.00%, 11/15/2012.             600,000   607,664
                                                            ---------

TOTAL U.S. TREASURY NOTES
(Identified Cost $8,828,379) . . . . .                     9,253,211
                                                           ----------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $10,127,025). . . . .                    10,633,161
                                                          -----------

U.S. GOVERNMENT AGENCIES - 5.85%
MORTGAGE BACKED SECURITIES - 5.85%
GNMA, Pool #365225, 9.00%, 11/15/2024.               8,776     9,539
GNMA, Pool #398655, 6.50%, 5/15/2026 .              17,181    18,067
GNMA, Pool #452826, 9.00%, 1/15/2028 .              19,526    21,223
GNMA, Pool #460820, 6.00%, 6/15/2028 .              67,259    70,448
GNMA, Pool #458983, 6.00%, 1/15/2029 .             141,624   148,340
GNMA, Pool #530481, 8.00%, 8/15/2030 .             218,500   236,250
GNMA, Pool #577796, 6.00%, 1/15/2032 .             400,556   419,551
                                                            ---------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $882,901) . . . . . .                       923,418
                                                            ---------

SHORT-TERM INVESTMENTS - 4.97%
Dreyfus Treasury Cash Management Fund.             334,646   334,646
U.S. Treasury Bill, 6/5/2003 . . . . .  $          450,000   449,496
                                                            ---------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $784,142) . . . . . .                       784,142
                                                            ---------

TOTAL INVESTMENTS - 99.42%
(Identified Cost $15,076,115). . . . .                    15,683,825

OTHER ASSETS, LESS LIABILITIES - 0.58%                        91,015
                                                          -----------

NET ASSETS - 100%. . . . . . . . . . .                   $15,774,840
                                                         ============




*Non-income  producing  security
ADR  -  American  Depository  Receipt


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement of Assets and Liabilities - Pro-Blend SM Conservative Term Series (unaudited)


APRIL  30,  2003




ASSETS:
Investments, at value (identified cost $15,076,115) (Note 2) . . . . . . . . .  $15,683,825
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          527
Foreign currency, at value (cost $32). . . . . . . . . . . . . . . . . . . . .           33
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      126,585
Receivable for fund shares sold. . . . . . . . . . . . . . . . . . . . . . . .        9,044
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        6,147
Foreign tax reclaims receivable. . . . . . . . . . . . . . . . . . . . . . . .          802
Receivable from investment advisor (Note 3). . . . . . . . . . . . . . . . . .        4,585
                                                                                ------------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   15,831,548
                                                                                ------------

LIABILITIES:

Accrued transfer agent fees (Note 3) . . . . . . . . . . . . . . . . . . . . .       16,172
Accrued fund accounting fees (Note 3). . . . . . . . . . . . . . . . . . . . .        5,109
Accrued directors' fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . .        4,191
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       15,443
Registration and filing fees payable . . . . . . . . . . . . . . . . . . . . .        6,279
Payable for securities purchased . . . . . . . . . . . . . . . . . . . . . . .        4,041
Payable for fund shares repurchased. . . . . . . . . . . . . . . . . . . . . .          965
Other payables and accrued expenses. . . . . . . . . . . . . . . . . . . . . .        4,508
                                                                                ------------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       56,708
                                                                                ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $15,774,840
                                                                                ============

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    14,308
Additional paid-in-capital . . . . . . . . . . . . . . . . . . . . . . . . . .   15,053,004
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . .      123,590
Accumulated net realized loss on investments and other assets and liabilities.      (23,815)
Net unrealized appreciation on investments and other assets and liabilities. .      607,753
                                                                                ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $15,774,840
                                                                                ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($15,774,840/1,430,794 shares) . . . . . . . . . . .  $     11.03
                                                                                ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of Operations  -  Pro-Blend SM  Conservative Term Series (unaudited)


FOR  THE  SIX  MONTHS  ENDED  APRIL  30,  2003




INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . .  $196,683
Dividends (net of foreign tax withheld, $1,269). .    24,961
                                                    ---------

Total Investment Income. . . . . . . . . . . . . .   221,644
                                                    ---------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . .    54,200
Fund accounting fees (Note 3). . . . . . . . . . .    28,765
Transfer agent fees (Note 3) . . . . . . . . . . .    16,900
Directors' fees (Note 3) . . . . . . . . . . . . .     3,095
Audit fees . . . . . . . . . . . . . . . . . . . .    10,400
Custodian fees . . . . . . . . . . . . . . . . . .     4,845
Miscellaneous. . . . . . . . . . . . . . . . . . .     8,425
                                                    ---------

Total Expenses . . . . . . . . . . . . . . . . . .   126,630

Less reduction of expenses (Note 3). . . . . . . .   (58,783)
                                                    ---------

Net Expenses . . . . . . . . . . . . . . . . . . .    67,847
                                                    ---------

NET INVESTMENT INCOME. . . . . . . . . . . . . . .   153,797
                                                    ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on -
Investments. . . . . . . . . . . . . . . . . . . .       442
Foreign currency and other assets and liabilities.         3
                                                    ---------

                                                         445
                                                    ---------

Net change in unrealized appreciation on -
Investments. . . . . . . . . . . . . . . . . . . .   217,602
Foreign currency and other assets and liabilities.        32
                                                    ---------

                                                     217,634
                                                    ---------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS. .   218,079
                                                    ---------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS. . . . . . . . . . . . . . . . . .  $371,876
                                                    =========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in Net Assets  - Pro-Blend SM Conservative Term Series




                                                          FOR THE SIX
                                                         MONTHS ENDED     FOR THE
                                                           4/30/03       YEAR ENDED
                                                         (UNAUDITED)      10/31/02
                                                    ------------------ --------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $     153,797   $   203,950
Net realized gain on investments . . . . . . . . . . .            445        65,510
Net change in unrealized appreciation on investments .        217,634       204,815
                                                        --------------  ------------

Net increase from operations . . . . . . . . . . . . .        371,876       474,275
                                                        --------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):

From net investment income . . . . . . . . . . . . . .       (185,337)     (160,796)
From net realized gain on investments. . . . . . . . .        (52,226)     (153,448)
                                                        --------------  ------------

Total distributions to shareholders. . . . . . . . . .       (237,563)     (314,244)
                                                        --------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5).      3,445,719     7,801,759
                                                        --------------  ------------

Net increase in net assets . . . . . . . . . . . . . .      3,580,032     7,961,790

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .     12,194,808     4,233,018
                                                        --------------  ------------

END OF PERIOD (including undistributed net investment
income of $123,590 and $155,130, respectively) . . . .  $  15,774,840   $12,194,808
                                                        ==============  ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights  -  Pro-Blend SM  Conservative  Term  Series




                                                          FOR THE SIX
                                                          MONTHS ENDED
                                                            4/30/03                         FOR THE YEARS ENDED
                                                          (UNAUDITED)           10/31/02         10/31/01    10/31/00    10/31/99
-------------------------------------------------------  --------------  ---------------------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD . . . . . . . . .  $       10.95   $              11.34   $   11.16   $   10.62   $   10.85
                                                         --------------  ---------------------  ----------  ----------  ----------

Income (loss) from investment operations:
Net investment income . . . . . . . . . . . . . . . . .           0.10                 0.30 2        0.46        0.46        0.46
Net realized and unrealized gain (loss) on investments.           0.18                 0.15 2        0.51        0.62       (0.27)
                                                         --------------  ---------------------  ----------  ----------  ----------

Total from investment operations. . . . . . . . . . . .           0.28                   0.45        0.97        1.08        0.19
                                                         --------------  ---------------------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income. . . . . . . . . . . . . . .          (0.16)                 (0.41)      (0.48)      (0.44)      (0.38)
From net realized gain on investments . . . . . . . . .          (0.04)                 (0.43)      (0.31)      (0.10)      (0.04)
                                                         --------------  ---------------------  ----------  ----------  ----------

Total distributions to shareholders . . . . . . . . . .          (0.20)                 (0.84)      (0.79)      (0.54)      (0.42)
                                                         --------------  ---------------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . .  $       11.03   $              10.95   $   11.34   $   11.16   $   10.62
                                                         ==============  =====================  ==========  ==========  ==========

Total return1 . . . . . . . . . . . . . . . . . . . . .           2.59%                  4.35%       9.09%      10.62%       1.75%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses* . . . . . . . . . . . . . . . . . . . . . . .         1.00%3                  1.00%         1.00%       1.00%       1.00%
Net investment income . . . . . . . . . . . . . . . . .         2.27%3                  2.95%2        3.84%       4.13%       4.08%

Portfolio turnover. . . . . . . . . . . . . . . . . . .              5%                    55%         42%         33%         33%

NET ASSETS - END OF PERIOD (000's omitted). . . . . . .  $      15,775   $             12,195   $   4,233   $   4,838   $   4,837
                                                         ==============  =====================  ==========  ==========  ==========



                                                  For the Year Ended
                                                       10/31/98
                                                 -------------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD . . . . . . . . .  $10.71
                                                         -------

Income (loss) from investment operations:
Net investment income . . . . . . . . . . . . . . . . .    0.35
Net realized and unrealized gain (loss) on investments.    0.32
                                                         -------

Total from investment operations. . . . . . . . . . . .    0.67
                                                         -------

Less distributions to shareholders:
From net investment income. . . . . . . . . . . . . . .   (0.35)
From net realized gain on investments . . . . . . . . .   (0.18)
                                                         -------

Total distributions to shareholders . . . . . . . . . .   (0.53)
                                                         -------

NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . .  $10.85
                                                         =======

Total return1 . . . . . . . . . . . . . . . . . . . . .    6.54%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses* . . . . . . . . . . . . . . . . . . . . . . .    1.00%
Net investment income . . . . . . . . . . . . . . . . .    4.20%

Portfolio turnover. . . . . . . . . . . . . . . . . . .      15%

NET ASSETS - END OF PERIOD (000's omitted). . . . . . .  $5,733
                                                         =======




*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:





0.87%3  1.84%  2.00%  1.23%  0.57%  0.73%




1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2The Series adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies, which requires the Series to amortize premium and accrete discount on all debt securities (see Note 2 to the financial statements). The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain (loss) on investments by $0.01, and increase the net investment income ratio from 2.80% to 2.95%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
3Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  as  of  April  30,  2003  (unaudited)




Exeter Fund, Inc. - Pro-Blend SM Moderate Term Series

                                                     Total Return
 Through                         Growth of $10,000                  Average
 4/30/03                         Investment          Cumulative     Annual
 One Year                       $ 9,769              -2.31%        -2.31%
 Five Year                      $12,362              23.62%         4.33%
 Inception1                     $19,354              93.54%         7.10%







Lehman Brothers Intermediate Government/Credit Bond Index

                                                  Total Return
Through                        Growth of $10,000                    Average
4/30/03                        Investment         Cumulative        Annual
One Year                       $11,076            10.76%            10.76%
Five Year                      $14,376            43.76%             7.53%
Inception1                     $18,658            86.58%             6.72%







40%/60% Blended Index

                                              Total Return
Through                Growth of $10,000                       Average
4/30/03                Investment             Cumulative       Annual
One Year               $ 10,112                 1.12%           1.12%
Five Year              $ 12,131                21.31%           3.94%
Inception1             $ 21,205               112.05%           8.15%



The value of a $10,000 investment in the Exeter Fund, Inc. - Pro-Blend SM Moderate Term Series from its inception (9/15/93)1 to present (4/30/03) as compared to the Lehman Brothers Intermediate Government/Credit Bond Index and a 40%/60% Blended Index.2

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



                       Exeter Fund, Inc.                      Lehman Brothers Intermediate
Date                   Pro-Blend SM Moderate Term Series       Government/Credit Bond Index              40%/60% Blended Index
 9/15/1993                   10,000                                10,000                                   10,000
12/31/1993                   10,092                                10,032                                   10,103
12/31/1994                   10,012                                 9,838                                   10,045
12/31/1995                   12,123                                11,347                                   12,438
10/31/1996                   12,806                                11,728                                   13,503
10/31/1997                   14,472                                12,606                                   15,807
10/31/1998                   15,383                                13,755                                   18,139
10/31/1999                   16,048                                13,891                                   20,037
10/31/2000                   18,634                                14,788                                   21,358
10/31/2001                   19,304                                16,896                                   20,754
10/31/2002                   18,662                                17,867                                   20,262
 4/30/2003                   19,354                                18,658                                   21,205




1Performance numbers for the Series are calculated from September 15, 1993, the Series' inception date. The Lehman Brothers Intermediate Government/Credit Bond Index only publishes month end numbers; therefore, performance numbers for the Indices are calculated from September 30, 1993. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.

2The Lehman Brothers Intermediate Government/Credit Bond Index is a market value weighted measure of approximately 3,700 corporate and government investment grade securities with maturities greater than one year but less than ten years. The 40%/60% Blended Index is 40% Standard & Poor's (S&P) 500 Total Return Index and 60% Lehman Brothers Intermediate Government/Credit Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. Both Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative Indices' portfolios.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                                                                     VALUE
PRO-BLEND SM MODERATE TERM SERIES                                          SHARES   (NOTE 2)
------------------------------------------------------------------------  -------  ---------
COMMON STOCKS - 52.92%
AEROSPACE & DEFENSE - 0.03%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)    1,175  $ 16,297
                                                                                   ---------

AIRLINES - 0.08%
Atlantic Coast Airlines Holdings, Inc.*. . . . . . . . . . . . . . . . .    1,600    13,360
JetBlue Airways Corp.* . . . . . . . . . . . . . . . . . . . . . . . . .      450    14,143
SkyWest, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,250    15,988
                                                                                   ---------
                                                                                     43,491
                                                                                   ---------

AUTO COMPONENTS - 0.05%
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,125    26,053
                                                                                   ---------

BANKS - 0.84%
The Bank of New York Co., Inc. . . . . . . . . . . . . . . . . . . . . .   16,900   447,005
                                                                                   ---------

BEVERAGES - 0.05%
The Robert Mondavi Corp. - Class A*. . . . . . . . . . . . . . . . . . .    1,075    26,381
                                                                                   ---------

BIOTECHNOLOGY - 0.86%
Affymetrix, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,025    37,564
Amgen, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      600    36,786
BioMarin Pharmaceutical, Inc.* . . . . . . . . . . . . . . . . . . . . .    1,600    17,568
Celltech Group plc* (United Kingdom) (Note 7). . . . . . . . . . . . . .   20,925    85,448
Charles River Laboratories International, Inc.*. . . . . . . . . . . . .    1,150    31,222
Genentech, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,775    67,432
Genzyme Corp. - General Division*. . . . . . . . . . . . . . . . . . . .      950    38,266
Invitrogen Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,200    71,940
PRAECIS Pharmaceuticals, Inc.* . . . . . . . . . . . . . . . . . . . . .    5,950    26,061
SangStat Medical Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .    1,575    19,845
Transkaryotic Therapies, Inc.* . . . . . . . . . . . . . . . . . . . . .    3,850    23,104
                                                                                   ---------
                                                                                    455,236
                                                                                   ---------

CHEMICALS - 0.43%
Agrium, Inc. (Canada) (Note 7) . . . . . . . . . . . . . . . . . . . . .    4,700    53,157
Akzo Nobel N.V. (Netherlands) (Note 7) . . . . . . . . . . . . . . . . .    1,625    36,125
IMC Global, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,375    12,457
Lonza Group AG (Switzerland) (Note 7). . . . . . . . . . . . . . . . . .      625    37,948
Minerals Technologies, Inc.. . . . . . . . . . . . . . . . . . . . . . .      800    35,400
Syngenta AG - ADR (Switzerland) (Note 7) . . . . . . . . . . . . . . . .    5,075    52,019
                                                                                   ---------
                                                                                    227,106
                                                                                   ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                                               VALUE
PRO-BLEND SM MODERATE TERM SERIES                  SHARES     (NOTE 2)
-----------------------------------------------  ---------  -----------
COMMERCIAL SERVICES & SUPPLIES - 0.04%
NDCHealth Corp. . . . . . . . . . . . . . . . .      1,150  $   22,138
                                                            -----------

COMMUNICATIONS EQUIPMENT - 4.42%
Lucent Technologies, Inc.*. . . . . . . . . . .    176,500     317,700
Nortel Networks Corp.* (Canada) (Note 7). . . .    207,000     534,060
QUALCOMM, Inc.. . . . . . . . . . . . . . . . .     46,750   1,490,858
                                                            -----------
                                                             2,342,618
                                                            -----------

COMPUTERS & PERIPHERALS - 0.08%
Electronics for Imaging, Inc.*. . . . . . . . .      2,175      41,760
                                                            -----------

CONSTRUCTION MATERIALS - 0.05%
Texas Industries, Inc.. . . . . . . . . . . . .      1,225      24,182
                                                            -----------

CONTAINERS & PACKAGING - 0.02%
Applied Extrusion Technologies, Inc.* . . . . .      5,150      10,094
                                                            -----------

DIVERSIFIED TELECOMMUNICATIONS SERVICES - 0.05%
D&E Communications, Inc.. . . . . . . . . . . .      1,500      16,200
North Pittsburgh Systems, Inc.. . . . . . . . .        875      12,084
                                                            -----------
                                                                28,284
                                                            -----------

ELECTRICAL EQUIPMENT - 0.03%
Rayovac Corp.*. . . . . . . . . . . . . . . . .      1,450      15,080
                                                            -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.30%
Millipore Corp.*. . . . . . . . . . . . . . . .     35,750   1,220,863
                                                            -----------

ENERGY EQUIPMENT & SERVICES - 6.17%
Atwood Oceanics, Inc.*. . . . . . . . . . . . .      1,250      32,562
Baker Hughes, Inc.. . . . . . . . . . . . . . .     18,725     524,300
Cooper Cameron Corp.* . . . . . . . . . . . . .      5,500     263,230
Newpark Resources, Inc.*. . . . . . . . . . . .      4,550      21,340
Precision Drilling Corp.* (Canada) (Note 7) . .        350      12,033
Pride International, Inc.*. . . . . . . . . . .      4,225      65,572
Schlumberger Ltd. . . . . . . . . . . . . . . .     28,300   1,186,619
Transocean, Inc.. . . . . . . . . . . . . . . .     18,475     351,949
Varco International, Inc.*. . . . . . . . . . .     18,900     332,451
Weatherford International Ltd.* . . . . . . . .     11,900     478,737
                                                            -----------
                                                             3,268,793
                                                            -----------

FOOD & DRUG RETAILING - 1.85%
CVS Corp. . . . . . . . . . . . . . . . . . . .     16,150     390,991
The Kroger Co.* . . . . . . . . . . . . . . . .     23,350     333,905
Safeway, Inc.*. . . . . . . . . . . . . . . . .     15,375     255,532
                                                            -----------
                                                               980,428
                                                            -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                                                        VALUE
PRO-BLEND SM MODERATE TERM SERIES                           SHARES     (NOTE 2)
--------------------------------------------------------  ---------  -----------
FOOD PRODUCTS - 4.31%
Nestle S.A. (Switzerland) (Note 7) . . . . . . . . . . .      5,500  $1,121,249
Smithfield Foods, Inc.*. . . . . . . . . . . . . . . . .      1,325      25,970
Sylvan, Inc.*. . . . . . . . . . . . . . . . . . . . . .      2,700      29,754
Unilever plc - ADR (United Kingdom) (Note 7) . . . . . .     28,188   1,106,943
                                                                     -----------
                                                                      2,283,916
                                                                     -----------

HEALTH CARE EQUIPMENT & SUPPLIES - 3.28%
Align Technology, Inc.*. . . . . . . . . . . . . . . . .      3,375      25,312
Applera Corp. - Applied Biosystems Group . . . . . . . .     74,525   1,306,423
Bausch & Lomb, Inc.. . . . . . . . . . . . . . . . . . .      2,050      72,078
Beckman Coulter, Inc.. . . . . . . . . . . . . . . . . .      2,475      96,203
Bruker AXS, Inc.*. . . . . . . . . . . . . . . . . . . .     29,875      61,542
Hologic, Inc.* . . . . . . . . . . . . . . . . . . . . .      2,225      20,025
Thoratec Corp.*. . . . . . . . . . . . . . . . . . . . .      7,200      99,000
Varian, Inc.*. . . . . . . . . . . . . . . . . . . . . .      1,875      59,269
                                                                     -----------
                                                                      1,739,852
                                                                     -----------

HEALTH CARE PROVIDERS & SERVICES - 0.09%
WebMD Corp.* . . . . . . . . . . . . . . . . . . . . . .      4,775      46,031
                                                                     -----------

HOTELS, RESTAURANTS & LEISURE - 1.81%
Carnival Corp. . . . . . . . . . . . . . . . . . . . . .     32,200     888,398
Club Mediterranee S.A.* (France) (Note 7). . . . . . . .        950      21,204
The Hongkong & Shanghai Hotels Ltd. (Hong Kong) (Note 7)     83,050      34,875
Orient-Express Hotels Ltd.* (Bermuda) (Note 7) . . . . .      1,250      14,075
                                                                     -----------
                                                                        958,552
                                                                     -----------

HOUSEHOLD DURABLES - 0.04%
Waterford Wedgwood plc (Ireland) (Note 7). . . . . . . .     65,300      18,264
                                                                     -----------

HOUSEHOLD PRODUCTS - 2.39%
Kimberly-Clark Corp. . . . . . . . . . . . . . . . . . .     25,475   1,267,891
                                                                     -----------

LEISURE EQUIPMENT & PRODUCTS - 2.52%
Eastman Kodak Co.. . . . . . . . . . . . . . . . . . . .     23,325     697,651
Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . . .     39,825     637,200
                                                                     -----------
                                                                      1,334,851
                                                                     -----------

MACHINERY - 0.10%
Albany International Corp. - Class A . . . . . . . . . .      2,300      54,602
                                                                     -----------

MARINE - 0.04%
Teekay Shipping Corp. (Bahamas) (Note 7) . . . . . . . .        600      22,770
                                                                     -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                                                            VALUE
PRO-BLEND SM MODERATE TERM SERIES                               SHARES     (NOTE 2)
------------------------------------------------------------  ---------  -----------
MEDIA - 3.72%
AOL Time Warner, Inc.* . . . . . . . . . . . . . . . . . . .     80,975  $1,107,738
The Walt Disney Co.. . . . . . . . . . . . . . . . . . . . .     46,150     861,159
                                                                         -----------
                                                                          1,968,897
                                                                         -----------

METALS & MINING - 0.84%
Alcoa, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .     18,350     420,765
Norddeutsche Affinerie AG (Germany) (Note 7) . . . . . . . .      2,400      26,034
                                                                         -----------
                                                                            446,799
                                                                         -----------

MULTILINE RETAIL - 0.90%
Federated Department Stores, Inc.* . . . . . . . . . . . . .     15,475     473,844
                                                                         -----------

OIL & GAS - 1.20%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7)     37,175     636,064
                                                                         -----------

PAPER & FOREST PRODUCTS - 0.11%
Aracruz Celulose S.A. - ADR* (Brazil) (Note 7) . . . . . . .      1,225      25,725
Bowater, Inc.. . . . . . . . . . . . . . . . . . . . . . . .        850      33,090
                                                                         -----------
                                                                             58,815
                                                                         -----------

PERSONAL PRODUCTS - 1.85%
The Estee Lauder Companies, Inc. - Class A . . . . . . . . .     30,150     979,875
                                                                         -----------

PHARMACEUTICALS - 8.07%
Bristol-Myers Squibb Co. . . . . . . . . . . . . . . . . . .     32,500     830,050
Merck & Co., Inc.* . . . . . . . . . . . . . . . . . . . . .      9,275     539,619
Merck KGaA (Germany) (Note 7). . . . . . . . . . . . . . . .      1,775      47,740
Novartis AG - ADR (Switzerland) (Note 7) . . . . . . . . . .     22,100     872,508
Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . . . .     28,945     890,059
Schering-Plough Corp.. . . . . . . . . . . . . . . . . . . .     60,525   1,095,503
                                                                         -----------
                                                                          4,275,479
                                                                         -----------

ROAD & RAIL - 0.05%
Kansas City Southern*. . . . . . . . . . . . . . . . . . . .      2,300      25,461
                                                                         -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.19%
Altera Corp.*. . . . . . . . . . . . . . . . . . . . . . . .     22,150     350,191
Brooks Automation, Inc.* . . . . . . . . . . . . . . . . . .      4,625      39,174
Cymer, Inc.* . . . . . . . . . . . . . . . . . . . . . . . .        450      12,847
Texas Instruments, Inc.. . . . . . . . . . . . . . . . . . .     69,575   1,286,442
                                                                         -----------
                                                                          1,688,654
                                                                         -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                              SHARES/          VALUE
PRO-BLEND SM MODERATE TERM SERIES         PRINCIPAL AMOUNT    (NOTE 2)
---------------------------------------  -----------------  -----------
SOFTWARE - 0.06%
Activision, Inc.* . . . . . . . . . . .              2,100  $   32,130
                                                            -----------

SPECIALTY RETAIL - 1.00%
Best Buy Co., Inc.* . . . . . . . . . .             14,425     498,816
Lowe's Companies, Inc.. . . . . . . . .                 25       1,097
Toys "R" Us, Inc.*. . . . . . . . . . .              2,900      29,725
                                                            -----------
                                                               529,638
                                                            -----------

TOTAL COMMON STOCKS
(Identified Cost $30,449,146) . . . . .                     28,038,194
                                                           ------------

U.S. TREASURY SECURITIES - 42.30%
U.S. TREASURY BONDS - 16.63%
U.S. Treasury Bond, 7.25%, 8/15/2022. .  $         390,000     511,433
U.S. Treasury Bond, 6.25%, 8/15/2023. .             10,000      11,844
U.S. Treasury Bond, 7.50%, 11/15/2024 .          1,480,000   2,010,546
U.S. Treasury Bond, 5.50%, 8/15/2028. .          5,775,000   6,278,054
                                                            -----------

TOTAL U.S. TREASURY BONDS
(Identified Cost $7,908,381). . . . . .                      8,811,877
                                                           ------------

U.S. TREASURY NOTES - 25.67%
U.S. Treasury Note, 3.00%, 1/31/2004. .              5,000       5,070
U.S. Treasury Note, 2.25%, 7/31/2004. .          2,500,000   2,531,933
U.S. Treasury Note, 2.125%, 10/31/2004.          1,700,000   1,720,652
U.S. Treasury Note, 5.875%, 11/15/2004.             10,000      10,690
U.S. Treasury Note, 6.50%, 5/15/2005. .            355,000     390,458
U.S. Treasury Note, 5.75%, 11/15/2005 .          3,415,000   3,753,164
U.S. Treasury Note, 5.875%, 11/15/2005.              5,000       5,509
U.S. Treasury Note, 4.625%, 5/15/2006 .              5,000       5,386
U.S. Treasury Note, 6.50%, 10/15/2006 .              5,000       5,710
U.S. Treasury Note, 3.50%, 11/15/2006 .          1,500,000   1,563,633
U.S. Treasury Note, 3.25%, 8/15/2007. .          3,500,000   3,595,431
U.S. Treasury Note, 6.125%, 8/15/2007 .              5,000       5,719
U.S. Treasury Note, 5.625%, 5/15/2008 .              5,000       5,646
                                                            -----------

TOTAL U.S. TREASURY NOTES
(Identified Cost $13,116,319) . . . . .                     13,599,001
                                                          --------------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $21,024,700) . . . . .                     22,410,878
                                                          --------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                        PRINCIPAL AMOUNT/     VALUE
PRO-BLEND SM MODERATE TERM SERIES              SHARES         (NOTE 2)
--------------------------------------  ------------------  ----------
U.S. GOVERNMENT AGENCIES - 1.93%
MORTGAGE BACKED SECURITIES - 0.02%
GNMA, Pool #286310, 9.00%, 2/15/2020 .              $5,930     $6,445
GNMA, Pool #288873, 9.50%, 8/15/2020 .                 824        896
GNMA, Pool #385753, 9.00%, 7/15/2024 .               2,920      3,174
                                                            ----------

TOTAL MORTGAGE BACKED SECURITIES
(Identified Cost $10,067). . . . . . .                         10,515
                                                            ----------

OTHER AGENCIES - 1.91%
Fannie Mae, 3.50%, 9/15/2004 . . . . .             920,000    947,251
Fannie Mae, 5.50%, 2/15/2006 . . . . .               5,000      5,461
Fannie Mae, 4.25%, 7/15/2007 . . . . .               5,000      5,295
Fannie Mae, 5.75%, 2/15/2008 . . . . .              35,000     39,281
Fannie Mae, 5.25%, 1/15/2009 . . . . .               5,000      5,500
Fannie Mae, 6.375%, 6/15/2009. . . . .              10,000     11,601
                                                            ----------

TOTAL OTHER AGENCIES
(Identified Cost $998,720) . . . . . .                      1,014,389
                                                           -----------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $1,008,787) . . . . .                      1,024,904
                                                           -----------

SHORT-TERM INVESTMENTS - 2.40%
Dreyfus Treasury Cash Management Fund
(Identified Cost $1,269,844) . . . . .           1,269,844  1,269,844
                                                            ----------

TOTAL INVESTMENTS - 99.55%
(Identified Cost $53,752,477). . . . .                     52,743,820

OTHER ASSETS, LESS LIABILITIES - 0.45%                        238,894
                                                           -----------

NET ASSETS - 100%. . . . . . . . . . .                    $52,982,714
                                                          ============



*Non-income  producing  security
ADR  -  American  Depository  Receipt

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement of Assets and Liabilities - Pro-Blend SM Moderate Term Series (unaudited)


APRIL  30,  2003





ASSETS:
Investments, at value (identified cost $53,752,477) (Note 2) . . . . . . . . .  $52,743,820
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           48
Foreign currency, at value (cost $4) . . . . . . . . . . . . . . . . . . . . .            4
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      291,912
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       46,861
Receivable for fund shares sold. . . . . . . . . . . . . . . . . . . . . . . .        9,227
Foreign tax reclaims receivable. . . . . . . . . . . . . . . . . . . . . . . .        8,063
                                                                                ------------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   53,099,935
                                                                                ------------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . .       45,472
Accrued transfer agent fees (Note 3) . . . . . . . . . . . . . . . . . . . . .        8,355
Accrued fund accounting fees (Note 3). . . . . . . . . . . . . . . . . . . . .        5,948
Accrued directors' fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . .        2,245
Payable for securities purchased . . . . . . . . . . . . . . . . . . . . . . .       30,982
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       16,973
Payable for fund shares repurchased. . . . . . . . . . . . . . . . . . . . . .        6,964
Other payables and accrued expenses. . . . . . . . . . . . . . . . . . . . . .          282
                                                                                ------------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      117,221
                                                                                ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $52,982,714
                                                                                ============

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    51,477
Additional paid-in-capital . . . . . . . . . . . . . . . . . . . . . . . . . .   54,803,533
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . .      241,604
Accumulated net realized loss on investments and other assets and liabilities.   (1,105,746)
Net unrealized depreciation on investments and other assets and liabilities. .   (1,008,154)
                                                                                ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $52,982,714
                                                                                ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($52,982,714/5,147,665 shares) . . . . . . . . . . .  $     10.29
                                                                                ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  -  Pro-Blend SM  Moderate  Term  Series  (unaudited)


FOR  THE  SIX  MONTHS  ENDED  APRIL  30,  2003




INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . . . . . . . . .  $  456,399
Dividends (net of foreign tax withheld, $9,351) . . . .     199,851
                                                         -----------

Total Investment Income . . . . . . . . . . . . . . . .     656,250
                                                         -----------

EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . . .     248,055
Fund accounting fees (Note 3) . . . . . . . . . . . . .      29,605
Transfer agent fees (Note 3). . . . . . . . . . . . . .      26,580
Directors' fees (Note 3). . . . . . . . . . . . . . . .       3,150
Custodian fees. . . . . . . . . . . . . . . . . . . . .       9,650
Miscellaneous . . . . . . . . . . . . . . . . . . . . .      23,371
                                                         -----------

Total Expenses. . . . . . . . . . . . . . . . . . . . .     340,411

Less reduction of expenses (Note 3) . . . . . . . . . .     (42,582)
                                                         -----------

Net Expenses. . . . . . . . . . . . . . . . . . . . . .     297,829
                                                         -----------

NET INVESTMENT INCOME . . . . . . . . . . . . . . . . .     358,421
                                                         -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments . . . . . . . . . . . . . . . . . . . . . .    (247,375)
Foreign currency and other assets and liabilities . . .          42
                                                         -----------

                                                           (247,333)
                                                         -----------

Net change in unrealized depreciation on -
Investments . . . . . . . . . . . . . . . . . . . . . .   1,698,005
Foreign currency and other assets and liabilities . . .         314
                                                         -----------

                                                          1,698,319
                                                         -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.   1,450,986
                                                         -----------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS. . . . . . . . . . . . . . . . . . . . . . .  $1,809,407
                                                         ===========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of Changes  in  Net  Assets  -  Pro-Blend SM  Moderate  Term  Series




                                                         FOR THE SIX
                                                         MONTHS ENDED     FOR THE
                                                           4/30/03       YEAR ENDED
                                                         (UNAUDITED)      10/31/02
                                                       ----------------  --------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $     358,421   $   738,326
Net realized loss on investments . . . . . . . . . . .       (247,333)     (818,269)
Net change in unrealized depreciation on investments .      1,698,319    (2,455,118)
                                                        --------------  ------------

Net increase (decrease) from operations. . . . . . . .      1,809,407    (2,535,061)
                                                        --------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):

From net investment income . . . . . . . . . . . . . .       (620,345)     (546,896)
From net realized gain on investments. . . . . . . . .              -      (723,704)
                                                        --------------  ------------

Total distributions to shareholders. . . . . . . . . .       (620,345)   (1,270,600)
                                                        --------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5).      4,123,138    32,409,601
                                                        --------------  ------------

Net increase in net assets . . . . . . . . . . . . . .      5,312,200    28,603,940

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .     47,670,514    19,066,574
                                                        --------------  ------------

END OF PERIOD (including undistributed net investment
income of $241,604 and $503,528, respectively) . . . .  $  52,982,714   $47,670,514
                                                        ==============  ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial Highlights  -  Pro-Blend SM  Moderate  Term  Series



                                                          FOR THE SIX
                                                          MONTHS ENDED
                                                            4/30/03                         FOR THE YEARS ENDED
                                                          (UNAUDITED)         10/31/02           10/31/01    10/31/00    10/31/99
-------------------------------------------------------  --------------  ---------------------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD . . . . . . . . .  $       10.05   $              11.06   $   12.18   $   11.07   $   11.59
                                                         --------------  ---------------------  ----------  ----------  ----------

Income (loss) from investment operations:
Net investment income . . . . . . . . . . . . . . . . .           0.07                   0.18        0.31        0.41        0.38
Net realized and unrealized gain (loss) on investments.           0.30                  (0.50)       0.11        1.30        0.22
                                                         --------------  ---------------------  ----------  ----------  ----------
Total from investment operations. . . . . . . . . . . .           0.37                  (0.32)       0.42        1.71        0.60
                                                         --------------  ---------------------  ----------  ----------  ----------
Less distributions to shareholders:
From net investment income. . . . . . . . . . . . . . .          (0.13)                 (0.26)      (0.38)      (0.35)      (0.34)
From net realized gain on investments . . . . . . . . .              -                  (0.43)      (1.16)      (0.25)      (0.78)
                                                         --------------  ---------------------  ----------  ----------  ----------
Total distributions to shareholders . . . . . . . . . .          (0.13)                 (0.69)      (1.54)      (0.60)      (1.12)
                                                         --------------  ---------------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . .  $       10.29   $              10.05   $   11.06   $   12.18   $   11.07
                                                         ==============  =====================  ==========  ==========  ==========

Total return1 . . . . . . . . . . . . . . . . . . . . .           3.71%                (3.32%)       3.59%      16.12%       4.32%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses* . . . . . . . . . . . . . . . . . . . . . . .         1.20%2                   1.20%       1.20%       1.20%       1.20%
Net investment income . . . . . . . . . . . . . . . . .         1.44%2                   1.80%       2.68%       2.84%       3.09%

Portfolio turnover. . . . . . . . . . . . . . . . . . .             17%                    67%         77%         47%         45%

NET ASSETS - END OF PERIOD (000's omitted). . . . . . .  $      52,983   $             47,671   $  19,067   $  18,040   $  26,515
                                                         ==============  =====================  ==========  ==========  ==========







                                                    FOR THE YEAR ENDED
                                                        10/31/98
                                                    ------------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD . . . . . . . . .  $ 11.97
                                                         --------

Income (loss) from investment operations:
Net investment income . . . . . . . . . . . . . . . . .     0.36
Net realized and unrealized gain (loss) on investments.     0.35
                                                         --------
Total from investment operations. . . . . . . . . . . .     0.71
                                                         --------

Less distributions to shareholders:
From net investment income. . . . . . . . . . . . . . .    (0.33)
From net realized gain on investments . . . . . . . . .    (0.76)
                                                         --------
Total distributions to shareholders . . . . . . . . . .    (1.09)
                                                         --------

NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . .  $ 11.59
                                                         ========

Total return1 . . . . . . . . . . . . . . . . . . . . .     6.29%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses* . . . . . . . . . . . . . . . . . . . . . . .     1.20%
Net investment income . . . . . . . . . . . . . . . . .     3.25%

Portfolio turnover. . . . . . . . . . . . . . . . . . .       60%

NET ASSETS - END OF PERIOD (000's omitted). . . . . . .   $32,291
                                                         ========



*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:





0.17%2  0.23%  0.55%  0.21%  0.03%  0.03%




1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2Annualized.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  as  of  April  30,  2003  (unaudited)




Exeter Fund, Inc. - Pro-Blend SM Extended Term Series

                                                 Total Return
Through                     Growth of $10,000                       Average
4/30/03                     Investment           Cumulative         Annual
One Year                     $ 9,576             -4.24%             -4.24%
Five Year                    $12,078             20.78%              3.85%
Inception1                   $23,662            136.62%              9.43%








Lehman Brothers U.S. Government/Credit Bond Index

                                                   Total Return
Through                       Growth of $10,000                         Average
4/30/03                       Investment           Cumulative           Annual
One Year                       $11,243              12.43%               12.43%
Five Year                      $14,535              45.35%                7.76%
Inception1                     $19,137              91.37%                7.07%







50%/50% Blended Index

                                              Total Return
Through              Growth of $10,000                               Average
4/30/03              Investment               Cumulative             Annual
One Year             $  9,948                 -0.52%                 -0.52%
Five Year            $ 11,643                 16.43%                  3.09%
Inception1           $ 21,819                118.19%                  8.56%




The value of a $10,000 investment in the Exeter Fund, Inc. - Pro-Blend SM Extended Term Series from its inception (10/12/93)1 to present (4/30/03) as compared to the Lehman Brothers U.S. Government/Credit Bond Index and a 50%/50% Blended Index.2

<graphic>
<line  chart>

Data  for  line  chart  to  follow:




                   Exeter Fund, Inc.                 Lehman Brothers                      50%/50% Blended
Date               Pro-Blend SM Extended Term Series  U.S. Government/Credit Bond Index    Index
10/12/1993                 $10,000                        $10,000                          $10,000
12/31/1993                   9,982                          9,930                            9,978
12/31/1994                  10,333                          9,582                            9,872
12/31/1995                  13,707                         11,426                           12,650
10/31/1996                  15,078                         11,675                           13,822
10/31/1997                  18,047                         12,704                           16,615
10/31/1998                  17,947                         14,009                           19,392
10/31/1999                  19,824                         13,916                           21,716
10/31/2000                  23,557                         14,908                           23,213
10/31/2001                  23,881                         17,192                           21,739
10/31/2002                  22,511                         18,136                           20,737
 4/30/2003                  23,662                         19,137                           21,819




1Performance numbers for the Series are calculated from October 12, 1993, the Series' inception date. The Lehman Brothers U.S. Government/Credit Bond Index only publishes month end numbers; therefore, performance numbers for the Indices are calculated from October 31, 1993. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.

2The Lehman Brothers U.S. Government/Credit Bond Index is a market value weighted measure of approximately 5,000 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. The 50%/50% Blended Index is 50% Standard & Poor's (S&P) 500 Total Return Index and 50% Lehman Brothers U.S. Government/Credit Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. The Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative Indices' portfolios.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                                                                        VALUE
PRO-BLEND SM EXTENDED TERM SERIES                                           SHARES     (NOTE 2)
------------------------------------------------------------------------  ---------  -----------
COMMON STOCKS - 69.32%
AEROSPACE & DEFENSE - 0.04%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)      5,061  $   70,196
                                                                                     -----------

AIRLINES - 0.09%
Atlantic Coast Airlines Holdings, Inc.*. . . . . . . . . . . . . . . . .      5,100      42,585
JetBlue Airways Corp.* . . . . . . . . . . . . . . . . . . . . . . . . .      2,025      63,646
SkyWest, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,725      47,643
                                                                                     -----------
                                                                                        153,874
                                                                                     -----------

AUTO COMPONENTS - 0.06%
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      8,175     100,225
                                                                                     -----------

BANKS - 1.12%
The Bank of New York Co., Inc. . . . . . . . . . . . . . . . . . . . . .     74,050   1,958,623
                                                                                     -----------

BEVERAGES - 0.10%
The Robert Mondavi Corp. - Class A*. . . . . . . . . . . . . . . . . . .      3,200      78,528
San Miguel Corp. (Philippines) (Note 7). . . . . . . . . . . . . . . . .     84,100     105,776
                                                                                     -----------
                                                                                        184,304
                                                                                     -----------

BIOTECHNOLOGY - 1.03%
Affymetrix, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,850     108,518
Amgen, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,675     164,004
BioMarin Pharmaceutical, Inc.* . . . . . . . . . . . . . . . . . . . . .      7,050      77,409
Celltech Group plc* (United Kingdom) (Note 7). . . . . . . . . . . . . .     81,325     332,093
Charles River Laboratories International, Inc.*. . . . . . . . . . . . .      5,125     139,144
Genentech, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . .      7,725     293,473
Genzyme Corp. - General Division*. . . . . . . . . . . . . . . . . . . .      4,175     168,169
Invitrogen Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .      6,575     215,002
PRAECIS Pharmaceuticals, Inc.* . . . . . . . . . . . . . . . . . . . . .     28,225     123,625
SangStat Medical Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .      6,900      86,940
Transkaryotic Therapies, Inc.* . . . . . . . . . . . . . . . . . . . . .     16,825     100,967
                                                                                     -----------
                                                                                      1,809,344
                                                                                     -----------

CHEMICALS - 0.58%
Agrium, Inc. (Canada) (Note 7) . . . . . . . . . . . . . . . . . . . . .     19,625     221,959
Akzo Nobel N.V. (Netherlands) (Note 7) . . . . . . . . . . . . . . . . .      6,350     141,165
IMC Global, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      8,725      79,049
Lonza Group AG (Switzerland) (Note 7). . . . . . . . . . . . . . . . . .      1,750     106,254
Minerals Technologies, Inc.. . . . . . . . . . . . . . . . . . . . . . .      3,125     138,281
Syngenta AG - ADR (Switzerland) (Note 7) . . . . . . . . . . . . . . . .     32,100     329,025
                                                                                     -----------
                                                                                      1,015,733
                                                                                     -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                                                VALUE
PRO-BLEND SM EXTENDED TERM SERIES                   SHARES     (NOTE 2)
-----------------------------------------------  ----------  -----------
COMMERCIAL SERVICES & SUPPLIES - 0.04%
NDCHealth Corp. . . . . . . . . . . . . . . . .       3,875  $   74,594
                                                             -----------

COMMUNICATIONS EQUIPMENT - 5.52%
Lucent Technologies, Inc.*. . . . . . . . . . .     838,325   1,508,985
Nortel Networks Corp.* (Canada) (Note 7). . . .   1,015,025   2,618,765
QUALCOMM, Inc.. . . . . . . . . . . . . . . . .     173,325   5,527,334
                                                             -----------
                                                              9,655,084
                                                             -----------

COMPUTERS & PERIPHERALS - 0.09%
Electronics for Imaging, Inc.*. . . . . . . . .       8,575     164,640
                                                             -----------

CONSTRUCTION MATERIALS - 0.06%
Texas Industries, Inc.. . . . . . . . . . . . .       5,375     106,102
                                                             -----------

CONTAINERS & PACKAGING - 0.02%
Applied Extrusion Technologies, Inc.* . . . . .      17,775      34,839
                                                             -----------

DIVERSIFIED TELECOMMUNICATIONS SERVICES - 0.06%
D&E Communications, Inc.. . . . . . . . . . . .       4,600      49,680
North Pittsburgh Systems, Inc.. . . . . . . . .       3,700      51,097
                                                             -----------
                                                                100,777
                                                             -----------

ELECTRICAL EQUIPMENT - 0.04%
Rayovac Corp.*. . . . . . . . . . . . . . . . .       6,100      63,440
                                                             -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.75%
Millipore Corp.*. . . . . . . . . . . . . . . .     141,125   4,819,419
                                                             -----------

ENERGY EQUIPMENT & SERVICES - 7.29%
Atwood Oceanics, Inc.*. . . . . . . . . . . . .       4,400     114,620
Baker Hughes, Inc.. . . . . . . . . . . . . . .      86,025   2,408,700
Cooper Cameron Corp.* . . . . . . . . . . . . .      26,025   1,245,557
Newpark Resources, Inc.*. . . . . . . . . . . .      20,675      96,966
Precision Drilling Corp.* (Canada) (Note 7) . .       1,475      50,710
Pride International, Inc.*. . . . . . . . . . .      12,075     187,404
Schlumberger Ltd. . . . . . . . . . . . . . . .     103,775   4,351,286
Transocean, Inc.. . . . . . . . . . . . . . . .      59,125   1,126,331
Varco International, Inc.*. . . . . . . . . . .      87,475   1,538,685
Weatherford International Ltd.* . . . . . . . .      40,900   1,645,407
                                                             -----------
                                                             12,765,666
                                                             -----------

FOOD & DRUG RETAILING - 2.44%
CVS Corp. . . . . . . . . . . . . . . . . . . .      71,675   1,735,252
The Kroger Co.* . . . . . . . . . . . . . . . .     100,500   1,437,150
Safeway, Inc.*. . . . . . . . . . . . . . . . .      66,600   1,106,892
                                                             -----------
                                                              4,279,294
                                                             ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)



                                                                         VALUE
PRO-BLEND SM EXTENDED TERM SERIES                            SHARES     (NOTE 2)
--------------------------------------------------------  ----------  -----------
FOOD PRODUCTS - 5.82%
Nestle S.A. (Switzerland) (Note 7) . . . . . . . . . . .      24,225  $4,938,592
Smithfield Foods, Inc.*. . . . . . . . . . . . . . . . .       5,950     116,620
Sylvan, Inc.*. . . . . . . . . . . . . . . . . . . . . .      10,875     119,843
Unilever plc - ADR (United Kingdom) (Note 7) . . . . . .     127,775   5,017,724
                                                                     -----------
                                                                      10,192,779
                                                                     -----------

HEALTH CARE EQUIPMENT & SUPPLIES - 3.73%
Align Technology, Inc.*. . . . . . . . . . . . . . . . .      14,750     110,625
Applera Corp. - Applied Biosystems Group . . . . . . . .     278,925   4,889,555
Bausch & Lomb, Inc.. . . . . . . . . . . . . . . . . . .       8,375     294,465
Beckman Coulter, Inc.. . . . . . . . . . . . . . . . . .      10,875     422,711
Bruker AXS, Inc.*. . . . . . . . . . . . . . . . . . . .      80,325     165,470
Hologic, Inc.* . . . . . . . . . . . . . . . . . . . . .       7,675      69,075
Thoratec Corp.*. . . . . . . . . . . . . . . . . . . . .      29,050     399,437
Varian, Inc.*. . . . . . . . . . . . . . . . . . . . . .       5,525     174,645
                                                                      -----------
                                                                       6,525,983
                                                                      -----------

HEALTH CARE PROVIDERS & SERVICES - 0.10%
WebMD Corp.* . . . . . . . . . . . . . . . . . . . . . .      17,950     173,038
                                                                      -----------

HOTELS, RESTAURANTS & LEISURE - 2.37%
Carnival Corp. . . . . . . . . . . . . . . . . . . . . .     140,775   3,883,982
Club Mediterranee S.A.* (France) (Note 7). . . . . . . .       2,900      64,728
The Hongkong & Shanghai Hotels Ltd. (Hong Kong) (Note 7)     344,275     144,569
Orient-Express Hotels Ltd.* (Bermuda) (Note 7) . . . . .       5,525      62,211
                                                                      -----------
                                                                       4,155,490
                                                                      -----------

HOUSEHOLD DURABLES - 0.04%
Waterford Wedgwood plc (Ireland) (Note 7). . . . . . . .     229,200      64,106
                                                                      -----------

HOUSEHOLD PRODUCTS - 3.18%
Kimberly-Clark Corp. . . . . . . . . . . . . . . . . . .     111,725   5,560,553
                                                                      -----------

LEISURE EQUIPMENT & PRODUCTS - 3.82%
Eastman Kodak Co.. . . . . . . . . . . . . . . . . . . .     148,950   4,455,095
Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . . .     139,275   2,228,400
                                                                      -----------
                                                                       6,683,495
                                                                      -----------

MACHINERY - 0.15%
Albany International Corp. - Class A . . . . . . . . . .      10,800     256,392
                                                                      -----------

MARINE - 0.06%
Teekay Shipping Corp. (Bahamas) (Note 7) . . . . . . . .       2,975     112,901
                                                                      -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                                                              VALUE
PRO-BLEND SM EXTENDED TERM SERIES                                 SHARES     (NOTE 2)
-------------------------------------------------------------  ----------  -----------
MEDIA - 5.21%
AOL Time Warner, Inc.*. . . . . . . . . . . . . . . . . . . .     379,050  $5,185,404
The News Corp. Ltd. - ADR (Australia) (Note 7). . . . . . . .       8,400     197,064
The Walt Disney Co. . . . . . . . . . . . . . . . . . . . . .     199,875   3,729,668
                                                                           -----------
                                                                            9,112,136
                                                                           -----------

METALS & MINING - 1.12%
Alcoa, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .      80,875   1,854,464
Norddeutsche Affinerie AG (Germany) (Note 7). . . . . . . . .      10,075     109,289
                                                                           -----------
                                                                            1,963,753
                                                                           -----------

MULTILINE RETAIL - 1.18%
Federated Department Stores, Inc.*. . . . . . . . . . . . . .      67,250   2,059,195
                                                                           -----------

OIL & GAS - 1.76%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7).     180,600   3,090,066
                                                                           -----------

PAPER & FOREST PRODUCTS - 1.36%
Aracruz Celulose S.A. - ADR* (Brazil) (Note 7). . . . . . . .      98,100   2,060,100
Bowater, Inc. . . . . . . . . . . . . . . . . . . . . . . . .       2,625     102,191
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) (Note 7)      17,225     211,547
                                                                           -----------
                                                                            2,373,838
                                                                           -----------

PERSONAL PRODUCTS - 2.27%
Clarins S.A. (France) (Note 7). . . . . . . . . . . . . . . .       4,000     222,307
The Estee Lauder Companies, Inc. - Class A. . . . . . . . . .     115,525   3,754,562
                                                                           -----------
                                                                            3,976,869
                                                                           -----------

PHARMACEUTICALS - 10.69%
Bristol-Myers Squibb Co.. . . . . . . . . . . . . . . . . . .     142,400   3,636,896
Merck & Co., Inc.*. . . . . . . . . . . . . . . . . . . . . .      37,600   2,187,568
Merck KGaA (Germany) (Note 7) . . . . . . . . . . . . . . . .      12,150     326,782
Novartis AG - ADR (Switzerland) (Note 7). . . . . . . . . . .     107,500   4,244,100
Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .     117,410   3,610,357
Schering-Plough Corp. . . . . . . . . . . . . . . . . . . . .     259,725   4,701,022
                                                                           -----------
                                                                           18,706,725
                                                                           -----------

ROAD & RAIL - 0.05%
Kansas City Southern* . . . . . . . . . . . . . . . . . . . .       8,300      91,881
                                                                           -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.69%
Altera Corp.* . . . . . . . . . . . . . . . . . . . . . . . .      94,800   1,498,788
Brooks Automation, Inc.*. . . . . . . . . . . . . . . . . . .      18,950     160,507
Cymer, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .       1,925      54,959
Texas Instruments, Inc. . . . . . . . . . . . . . . . . . . .     256,225   4,737,600
                                                                           -----------
                                                                            6,451,854
                                                                           -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                             SHARES/          VALUE
PRO-BLEND SM EXTENDED TERM SERIES        PRINCIPAL AMOUNT     (NOTE 2)
--------------------------------------  -----------------  ------------
SOFTWARE - 0.08%
Activision, Inc.*. . . . . . . . . . .              9,650  $   147,645
                                                           ------------

SPECIALTY RETAIL - 1.31%
Best Buy Co., Inc.*. . . . . . . . . .             62,700    2,168,166
Toys "R" Us, Inc.* . . . . . . . . . .             12,750      130,688
                                                           ------------
                                                             2,298,854
                                                           ------------

TOTAL COMMON STOCKS
(Identified Cost $131,574,929) . . . .                     121,353,707
                                                           ------------

U.S. TREASURY SECURITIES - 29.74%
U.S. TREASURY BONDS - 15.13%
U.S. Treasury Bond, 7.25%, 8/15/2022 .  $           5,000        6,557
U.S. Treasury Bond, 5.50%, 8/15/2028 .         24,350,000   26,471,104
                                                           ------------

TOTAL U.S. TREASURY BONDS
(Identified Cost $23,595,842). . . . .                      26,477,661
                                                           ------------

U.S. TREASURY NOTES - 14.61%
U.S. Treasury Note, 2.25%, 7/31/2004 .          7,000,000    7,089,411
U.S. Treasury Note, 3.25%, 8/15/2007 .         18,000,000   18,490,788
                                                           ------------

TOTAL U.S. TREASURY NOTES
(Identified Cost $25,137,792). . . . .                      25,580,199
                                                           ------------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $48,733,634). . . . .                      52,057,860
                                                          -------------

U.S. GOVERNMENT AGENCIES - 0.00%**
Fannie Mae, 5.75%, 2/15/2008
(Identified Cost $5,366) . . . . . . .              5,000        5,611
                                                           ------------

SHORT-TERM INVESTMENTS - 0.93%
Dreyfus Treasury Cash Management Fund
(Identified Cost $1,623,098) . . . . .          1,623,098    1,623,098
                                                           ------------

TOTAL INVESTMENTS - 99.99%
(Identified Cost $181,937,027) . . . .                     175,040,276

OTHER ASSETS, LESS LIABILITIES - 0.01%                          10,365
                                                          -------------

NET ASSETS - 100%. . . . . . . . . . .                    $175,050,641
                                                          =============




*Non-income  producing  security
**Less  than  0.01%
ADR  -  American  Depository  Receipt


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement of Assets and Liabilities - Pro-Blend SM Extended Term Series (unaudited)

APRIL  30,  2003



ASSETS:
Investments, at value (identified cost $181,937,027) (Note 2). . . . . . . . .  $175,040,276
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           724
Foreign currency, at value (cost $8) . . . . . . . . . . . . . . . . . . . . .             9
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       437,964
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       200,487
Foreign tax reclaims receivable. . . . . . . . . . . . . . . . . . . . . . . .        40,156
Receivable for fund shares sold. . . . . . . . . . . . . . . . . . . . . . . .        32,535
                                                                                -------------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   175,752,151
                                                                                -------------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . .       138,104
Accrued transfer agent fees (Note 3) . . . . . . . . . . . . . . . . . . . . .         7,531
Accrued fund accounting fees (Note 3). . . . . . . . . . . . . . . . . . . . .         6,477
Accrued directors' fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . .         1,618
Payable for securities purchased . . . . . . . . . . . . . . . . . . . . . . .       463,818
Payable for fund shares repurchased. . . . . . . . . . . . . . . . . . . . . .        61,954
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        22,008
                                                                                -------------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       701,510
                                                                                -------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $175,050,641
                                                                                =============

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    145,828
Additional paid-in-capital . . . . . . . . . . . . . . . . . . . . . . . . . .   186,901,884
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . .       595,707
Accumulated net realized loss on investments and other assets and liabilities.    (5,699,025)
Net unrealized depreciation on investments and other assets and liabilities. .    (6,893,753)
                                                                                -------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $175,050,641
                                                                                =============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($175,050,641/14,582,833 shares) . . . . . . . . . .  $      12.00
                                                                                =============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of Operations  -  Pro-Blend SM  Extended  Term  Series  (unaudited)

FOR  THE  SIX  MONTHS  ENDED  APRIL  30,  2003



INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . . . . . . . . .  $ 1,018,719
Dividends (net of foreign tax withheld, $49,895). . . .      838,899
                                                         ------------

Total Investment Income . . . . . . . . . . . . . . . .    1,857,618
                                                         ------------

EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . . .      822,605
Transfer agent fees (Note 3). . . . . . . . . . . . . .       55,720
Fund accounting fees (Note 3) . . . . . . . . . . . . .       38,245
Directors' fees (Note 3). . . . . . . . . . . . . . . .        3,325
Audit fees. . . . . . . . . . . . . . . . . . . . . . .       15,410
Custodian fees. . . . . . . . . . . . . . . . . . . . .       14,330
Miscellaneous . . . . . . . . . . . . . . . . . . . . .       20,708
                                                         ------------

Total Expenses. . . . . . . . . . . . . . . . . . . . .      970,343
                                                         ------------

NET INVESTMENT INCOME . . . . . . . . . . . . . . . . .      887,275
                                                         ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments . . . . . . . . . . . . . . . . . . . . . .   (1,186,290)
Foreign currency and other assets and liabilities . . .          306
                                                         ------------

                                                          (1,185,984)
                                                         ------------

Net change in unrealized depreciation on -
Investments . . . . . . . . . . . . . . . . . . . . . .    8,311,297
Foreign currency and other assets and liabilities . . .        1,754
                                                         ------------

                                                           8,313,051
                                                         ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.    7,127,067
                                                         ------------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS. . . . . . . . . . . . . . . . . . . . . . .  $ 8,014,342
                                                         ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets  -  Pro-Blend SM  Extended  Term Series



                                                         FOR THE SIX
                                                         MONTHS ENDED      FOR THE
                                                           4/30/03       YEAR ENDED
                                                          (UNAUDITED)      10/31/02
                                                      ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $     887,275   $  2,456,686
Net realized loss on investments . . . . . . . . . . .     (1,185,984)    (4,248,633)
Net change in unrealized depreciation on investments .      8,313,051    (12,569,958)
                                                        --------------  -------------

Net increase (decrease) from operations. . . . . . . .      8,014,342    (14,361,905)
                                                        --------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):

From net investment income . . . . . . . . . . . . . .     (1,865,114)    (2,102,121)
From net realized gain on investments. . . . . . . . .              -     (4,359,908)
                                                        --------------  -------------

Total distributions to shareholders. . . . . . . . . .     (1,865,114)    (6,462,029)
                                                        --------------  -------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5).     12,718,978     89,546,804
                                                        --------------  -------------

Net increase in net assets . . . . . . . . . . . . . .     18,868,206     68,722,870

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .    156,182,435     87,459,565
                                                        --------------  -------------

END OF PERIOD (including undistributed net investment
income of $595,707 and $1,573,546, respectively). . . .  $ 175,050,641   $156,182,435
                                                        ==============  =============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights  -  Pro-Blend SM  Extended  Term  Series



                                                          FOR THE SIX
                                                          MONTHS ENDED
                                                             4/30/03                         FOR THE YEARS ENDED
                                                           (UNAUDITED)          10/31/02          10/31/01    10/31/00    10/31/99
                                                          --------------  ---------------------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD . . . . . . . . .  $       11.55   $              13.09   $   14.03   $   12.74   $   12.60
                                                         --------------  ---------------------  ----------  ----------  ----------

Income (loss) from investment operations:
Net investment income . . . . . . . . . . . . . . . . .           0.06                   0.19        0.32        0.29        0.33
Net realized and unrealized gain (loss) on investments.           0.53                  (0.86)      (0.13)       1.97        0.92
                                                          --------------  ---------------------  ----------  ----------  ----------
Total from investment operations. . . . . . . . . . . .           0.59                  (0.67)       0.19        2.26        1.25
                                                          --------------  ---------------------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income. . . . . . . . . . . . . . .          (0.14)                 (0.25)      (0.35)      (0.28)      (0.31)
From net realized gain on investments . . . . . . . . .              -                  (0.62)      (0.78)      (0.69)      (0.80)
                                                          --------------  ---------------------  ----------  ----------  ----------

Total distributions to shareholders . . . . . . . . . .          (0.14)                 (0.87)      (1.13)      (0.97)      (1.11)
                                                          --------------  ---------------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . .  $       12.00   $              11.55   $   13.09   $   14.03   $   12.74
                                                         ==============  =====================  ==========  ==========  ==========

Total return1 . . . . . . . . . . . . . . . . . . . . .           5.11%                (5.74%)       1.37%      18.83%      10.46%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses. . . . . . . . . . . . . . . . . . . . . . . .         1.18%2                   1.19%       1.20%*      1.20%       1.15%
Net investment income . . . . . . . . . . . . . . . . .         1.08%2                   1.61%       2.26%       2.55%       2.44%

Portfolio turnover. . . . . . . . . . . . . . . . . . .             18%                    82%         75%         95%         78%

NET ASSETS - END OF PERIOD (000's omitted). . . . . . .  $     175,051   $            156,182   $  87,460   $  89,672   $  65,205
                                                         ==============  =====================  ==========  ==========  ==========







                                                   FOR THE YEAR ENDED
                                                        10/31/98
                                                   ------------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD . . . . . . . . .  $ 14.69
                                                         --------

Income (loss) from investment operations:
Net investment income . . . . . . . . . . . . . . . . .     0.31
Net realized and unrealized gain (loss) on investments.    (0.38)
                                                         --------
Total from investment operations. . . . . . . . . . . .    (0.07)
                                                         --------

Less distributions to shareholders:
From net investment income. . . . . . . . . . . . . . .    (0.29)
From net realized gain on investments . . . . . . . . .    (1.73)
                                                         --------

Total distributions to shareholders . . . . . . . . . .    (2.02)
                                                         --------

NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . .  $ 12.60
                                                         ========

Total return1 . . . . . . . . . . . . . . . . . . . . .   (0.56%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses. . . . . . . . . . . . . . . . . . . . . . . .     1.15%
Net investment income . . . . . . . . . . . . . . . . .     2.45%

Portfolio turnover. . . . . . . . . . . . . . . . . . .       61%

NET ASSETS - END OF PERIOD (000's omitted). . . . . . .  $65,973
                                                         ========



*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 10/31/01 would have been increased by 0.03%.

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the year ended 10/31/01. Periods less than one year are not annualized.
2Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  as  of  April  30,  2003  (unaudited)



Exeter Fund, Inc. - Pro-Blend SM Maximum Term Series

                                                        Total Return
Through                        Growth of $10,000                             Average
4/30/03                        Investment               Cumulative           Annual
One Year                       $ 8,767                  -12.33%              -12.33%
Five Year                      $12,132                   21.32%                3.94%
Inception1                     $19,855                   98.55%                9.57%








Standard & Poor's (S&P) 500 Total Return Index

                                                         Total Return
Through                        Growth of $10,000                               Average
4/30/03                        Investment                Cumulative            Annual
One Year                       $ 8,670                   -13.30%               -13.30%
Five Year                      $ 8,846                   -11.54%                -2.42%
Inception1                     $17,759                    77.59%                 7.96%








85%/15% Blended Index

                                                          Total Return
Through                       Growth of $10,000                                 Average
4/30/03                       Investment                  Cumulative            Annual
One Year                      $  9,050                    -9.50%                -9.50%
Five Year                     $  9,661                    -3.39%                -0.69%
Inception1                    $ 17,972                    79.72%                 8.13%





The value of a $10,000 investment in the Exeter Fund, Inc.- Pro-Blend SM Maximum Term Series from its inception (11/1/95)1 to present (4/30/03) as compared to the S&P 500 Total Return Index and an 85%/15% Blended Index.2


<graphic>
<line  chart>

Data  for  line  chart  to  follow:



              Exeter Fund, Inc.                             S&P 500
Date          Pro-Blend SM Maximum Term Series               Total Return Index           85%/15% Blended Index
 11/1/1995    $10,000                                       $10,000                      $10,000
10/31/1996     11,521                                        12,408                       12,114
10/31/1997     14,604                                        16,392                       15,565
10/31/1998     13,730                                        19,996                       18,764
10/31/1999     17,345                                        25,127                       22,788
10/31/2000     22,263                                        26,656                       24,243
10/31/2001     20,926                                        20,022                       19,482
10/31/2002     18,692                                        16,999                       17,158
 4/30/2003     19,855                                        17,759                       17,972



1Performance numbers for the Series and Indices are calculated from November 1, 1995, the Series' inception date. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.


2The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. The 85%/15% Blended Index is 85% S&P 500 Total Return Index and 15% Lehman Brothers U.S. Government/Credit Bond Index. The Lehman Brothers U.S. Government/Credit Bond Index is a market value weighted measure of approximately 5,000 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. The Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative Indices' portfolios.

Investment  Portfolio  -  April  30,  2003  (unaudited)



                                                                                        VALUE
PRO-BLEND SM MAXIMUM TERM SERIES                                            SHARES     (NOTE 2)
------------------------------------------------------------------------  ---------  -----------
COMMON STOCKS -  89.01%
AEROSPACE & DEFENSE - 0.07%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)      3,437  $   47,671
                                                                                     -----------

AIRLINES - 0.15%
Atlantic Coast Airlines Holdings, Inc.*. . . . . . . . . . . . . . . . .      3,600      30,060
JetBlue Airways Corp.* . . . . . . . . . . . . . . . . . . . . . . . . .      1,325      41,645
SkyWest, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,625      33,574
                                                                                     -----------
                                                                                        105,279
                                                                                     -----------

AUTO COMPONENTS - 0.10%
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,925      72,640
                                                                                     -----------

BANKS - 2.71%
The Bank of New York Co., Inc. . . . . . . . . . . . . . . . . . . . . .     30,800     814,660
Mellon Financial Corp. . . . . . . . . . . . . . . . . . . . . . . . . .     40,075   1,059,984
                                                                                     -----------
                                                                                      1,874,644
                                                                                     -----------

BEVERAGES - 0.08%
The Robert Mondavi Corp. - Class A*. . . . . . . . . . . . . . . . . . .      2,300      56,442
                                                                                     -----------

BIOTECHNOLOGY - 1.14%
Affymetrix, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,850      52,867
Amgen, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,150      70,506
BioMarin Pharmaceutical, Inc.* . . . . . . . . . . . . . . . . . . . . .      3,025      33,214
Celltech Group plc* (United Kingdom) (Note 7). . . . . . . . . . . . . .     37,475     153,030
Charles River Laboratories International, Inc.*. . . . . . . . . . . . .      2,250      61,087
Genentech, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,275     124,417
Genzyme Corp. - General Division*. . . . . . . . . . . . . . . . . . . .      1,775      71,497
Invitrogen Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,150     103,005
PRAECIS Pharmaceuticals, Inc.* . . . . . . . . . . . . . . . . . . . . .      8,650      37,887
SangStat Medical Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .      2,875      36,225
Transkaryotic Therapies, Inc.* . . . . . . . . . . . . . . . . . . . . .      6,975      41,857
                                                                                     -----------
                                                                                        785,592
                                                                                     -----------

CHEMICALS - 1.82%
Agrium, Inc. (Canada) (Note 7) . . . . . . . . . . . . . . . . . . . . .     15,075     170,498
Akzo Nobel N.V. (Netherlands) (Note 7) . . . . . . . . . . . . . . . . .      2,750      61,134
IMC Global, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      9,450      85,617
Lonza Group AG (Switzerland) (Note 7). . . . . . . . . . . . . . . . . .        925      56,163
Minerals Technologies, Inc.. . . . . . . . . . . . . . . . . . . . . . .     18,800     831,900
Syngenta AG - ADR (Switzerland) (Note 7) . . . . . . . . . . . . . . . .      5,050      51,762
                                                                                     -----------
                                                                                      1,257,074
                                                                                     -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                                               VALUE
PRO-BLEND SM MAXIMUM TERM SERIES                   SHARES     (NOTE 2)
-----------------------------------------------  ---------  -----------
COMMERCIAL SERVICES & SUPPLIES - 0.05%
NDCHealth Corp. . . . . . . . . . . . . . . . .      1,975  $   38,019
                                                            -----------

COMMUNICATIONS EQUIPMENT - 6.70%
Lucent Technologies, Inc.*. . . . . . . . . . .    433,150     779,670
Nortel Networks Corp.* (Canada) (Note 7). . . .    474,575   1,224,403
QUALCOMM, Inc.. . . . . . . . . . . . . . . . .     82,350   2,626,141
                                                            -----------
                                                             4,630,214
                                                            -----------

COMPUTERS & PERIPHERALS - 0.26%
Electronics for Imaging, Inc.*. . . . . . . . .      9,325     179,040
                                                            -----------

CONSTRUCTION MATERIALS - 0.10%
Texas Industries, Inc.. . . . . . . . . . . . .      3,375      66,623
                                                            -----------

CONTAINERS & PACKAGING - 0.03%
Applied Extrusion Technologies, Inc.* . . . . .     11,425      22,393
                                                            -----------

DIVERSIFIED TELECOMMUNICATIONS SERVICES - 0.49%
CT Communications, Inc. . . . . . . . . . . . .     10,100     100,192
D&E Communications, Inc.. . . . . . . . . . . .     12,975     140,130
North Pittsburgh Systems, Inc.. . . . . . . . .      7,350     101,503
                                                            -----------
                                                               341,825
                                                            -----------

ELECTRICAL EQUIPMENT - 0.17%
American Superconductor Corp.*. . . . . . . . .     20,000      73,000
Rayovac Corp.*. . . . . . . . . . . . . . . . .      4,000      41,600
                                                            -----------
                                                               114,600
                                                            -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.22%
Millipore Corp.*. . . . . . . . . . . . . . . .     63,050   2,153,157
Taser International, Inc.*. . . . . . . . . . .      9,200      74,796
                                                            -----------
                                                             2,227,953
                                                            -----------

ENERGY EQUIPMENT & SERVICES - 9.07%
Atwood Oceanics, Inc.*. . . . . . . . . . . . .      3,200      83,360
Baker Hughes, Inc.. . . . . . . . . . . . . . .     34,675     970,900
Cooper Cameron Corp.* . . . . . . . . . . . . .     11,125     532,443
Newpark Resources, Inc.*. . . . . . . . . . . .     14,575      68,357
Precision Drilling Corp.* (Canada) (Note 7) . .        925      31,802
Pride International, Inc.*. . . . . . . . . . .      8,625     133,860
Schlumberger Ltd. . . . . . . . . . . . . . . .     54,300   2,276,799
Transocean, Inc.. . . . . . . . . . . . . . . .     37,125     707,231
Varco International, Inc.*. . . . . . . . . . .     39,325     691,727
Weatherford International Ltd.* . . . . . . . .     19,250     774,428
                                                            -----------
                                                             6,270,907
                                                            -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                                                        VALUE
PRO-BLEND SM MAXIMUM TERM SERIES                            SHARES     (NOTE 2)
--------------------------------------------------------  ---------  -----------
FOOD & DRUG RETAILING - 2.09%
CVS Corp.. . . . . . . . . . . . . . . . . . . . . . . .     12,900  $  312,309
The Kroger Co.*. . . . . . . . . . . . . . . . . . . . .     45,250     647,075
Safeway, Inc.* . . . . . . . . . . . . . . . . . . . . .     29,175     484,889
                                                                     -----------
                                                                      1,444,273
                                                                     -----------

FOOD PRODUCTS - 7.51%
H.J. Heinz Co. . . . . . . . . . . . . . . . . . . . . .     23,000     687,240
Nestle S.A. (Switzerland) (Note 7) . . . . . . . . . . .     11,100   2,262,884
Smithfield Foods, Inc.*. . . . . . . . . . . . . . . . .      4,100      80,360
Sylvan, Inc.*. . . . . . . . . . . . . . . . . . . . . .      7,850      86,507
Unilever plc - ADR (United Kingdom) (Note 7) . . . . . .     52,875   2,076,401
                                                                     -----------
                                                                      5,193,392
                                                                     -----------

HEALTH CARE EQUIPMENT & SUPPLIES - 4.08%
Align Technology, Inc.*. . . . . . . . . . . . . . . . .      6,125      45,938
Applera Corp. - Applied Biosystems Group . . . . . . . .    113,825   1,995,352
Bausch & Lomb, Inc.. . . . . . . . . . . . . . . . . . .      3,550     124,818
Beckman Coulter, Inc.. . . . . . . . . . . . . . . . . .      4,650     180,746
Bruker AXS, Inc.*. . . . . . . . . . . . . . . . . . . .     56,750     116,905
Hologic, Inc.* . . . . . . . . . . . . . . . . . . . . .      3,825      34,425
Thoratec Corp.*. . . . . . . . . . . . . . . . . . . . .     18,000     247,500
Varian, Inc.*. . . . . . . . . . . . . . . . . . . . . .      2,350      74,284
                                                                     -----------
                                                                      2,819,968
                                                                     -----------

HEALTH CARE PROVIDERS & SERVICES - 0.11%
WebMD Corp.* . . . . . . . . . . . . . . . . . . . . . .      7,600      73,264
                                                                     -----------

HOTELS, RESTAURANTS & LEISURE - 2.61%
Carnival Corp. . . . . . . . . . . . . . . . . . . . . .     59,400   1,638,846
Club Mediterranee S.A.* (France) (Note 7). . . . . . . .      1,950      43,524
The Hongkong & Shanghai Hotels Ltd. (Hong Kong) (Note 7)    201,250      84,509
Orient-Express Hotels Ltd.* (Bermuda) (Note 7) . . . . .      3,575      40,255
                                                                     -----------
                                                                      1,807,134
                                                                     -----------

HOUSEHOLD DURABLES - 0.07%
Waterford Wedgwood plc (Ireland) (Note 7). . . . . . . .    165,775      46,366
                                                                     -----------

HOUSEHOLD PRODUCTS - 3.49%
Kimberly-Clark Corp. . . . . . . . . . . . . . . . . . .     48,425   2,410,112
                                                                     -----------

IT CONSULTING & SERVICES - 0.05%
Satyam Computer Services Ltd. - ADR (India) (Note 7) . .      4,925      37,923
                                                                     -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)





                                                                            VALUE
PRO-BLEND SM MAXIMUM TERM SERIES                                SHARES     (NOTE 2)
------------------------------------------------------------  ---------  -----------
INDUSTRIAL CONGLOMERATES - 0.07%
Hutchison Whampoa Ltd. - ADR (Hong Kong) (Note 7). . . . . .      1,650  $   45,910
                                                                         -----------

INTERNET & CATALOG RETAIL - 0.16%
Amazon.com, Inc.*. . . . . . . . . . . . . . . . . . . . . .      3,925     112,530
                                                                         -----------

LEISURE EQUIPMENT & PRODUCTS - 4.98%
Eastman Kodak Co.. . . . . . . . . . . . . . . . . . . . . .     46,925   1,403,527
Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . . . . .    127,225   2,035,600
                                                                         -----------
                                                                          3,439,127
                                                                         -----------

MACHINERY - 0.22%
Albany International Corp. - Class A . . . . . . . . . . . .      6,350     150,749
                                                                         -----------

MARINE - 0.12%
Teekay Shipping Corp. (Bahamas) (Note 7) . . . . . . . . . .      2,125      80,644
                                                                         -----------

MEDIA - 5.71%
AOL Time Warner, Inc.* . . . . . . . . . . . . . . . . . . .    174,675   2,389,554
The Walt Disney Co.. . . . . . . . . . . . . . . . . . . . .     83,625   1,560,443
                                                                         -----------
                                                                          3,949,997
                                                                         -----------

METALS & MINING - 2.51%
Alcoa, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .     34,525     791,658
Norddeutsche Affinerie AG (Germany) (Note 7) . . . . . . . .      7,300      79,187
Nucor Corp.. . . . . . . . . . . . . . . . . . . . . . . . .     21,200     866,020
                                                                         -----------
                                                                          1,736,865
                                                                         -----------

MULTILINE RETAIL - 1.25%
Federated Department Stores, Inc.* . . . . . . . . . . . . .     28,150     861,953
                                                                         -----------

OIL & GAS - 1.86%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7)     75,275   1,287,955
                                                                         -----------

PAPER & FOREST PRODUCTS - 1.72%
Bowater, Inc.. . . . . . . . . . . . . . . . . . . . . . . .     30,525   1,188,338
                                                                         -----------

PERSONAL PRODUCTS - 2.66%
The Estee Lauder Companies, Inc. - Class A . . . . . . . . .     56,525   1,837,063
                                                                         -----------

PHARMACEUTICALS - 11.83%
Bristol-Myers Squibb Co. . . . . . . . . . . . . . . . . . .     59,175   1,511,330
Merck & Co., Inc.* . . . . . . . . . . . . . . . . . . . . .     12,525     728,705
Merck KGaA (Germany) (Note 7). . . . . . . . . . . . . . . .      6,025     162,046
Novartis AG - ADR (Switzerland) (Note 7) . . . . . . . . . .     40,725   1,607,823
Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . . . .     72,315   2,223,686
Schering-Plough Corp.. . . . . . . . . . . . . . . . . . . .    107,250   1,941,225
                                                                         -----------
                                                                          8,174,815
                                                                         -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)





                                                 SHARES/           VALUE
PRO-BLEND SM MAXIMUM TERM SERIES              PRINCIPAL AMOUNT    (NOTE 2)
------------------------------------------  ------------------  -----------
ROAD & RAIL - 1.84%
Kansas City Southern*. . . . . . . . . . .            114,625   $1,268,899
                                                                -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 4.54%
Altera Corp.*. . . . . . . . . . . . . . .             43,925      694,454
Brooks Automation, Inc.* . . . . . . . . .             22,575      191,210
Cymer, Inc.* . . . . . . . . . . . . . . .              4,050      115,628
OmniVision Technologies, Inc.* . . . . . .              2,925       71,019
Texas Instruments, Inc.. . . . . . . . . .            111,575    2,063,022
                                                                -----------
                                                                 3,135,333
                                                                -----------

SOFTWARE - 0.76%
Activision, Inc.*. . . . . . . . . . . . .             13,600      208,080
Amdocs Ltd.* (Guernsey) (Note 7) . . . . .             11,300      199,558
Mercury Interactive Corp.* . . . . . . . .              1,650       56,001
Network Associates, Inc.*. . . . . . . . .              5,700       65,151
                                                                 -----------
                                                                   528,790
                                                                 -----------

SPECIALTY RETAIL - 2.61%
Best Buy Co., Inc.*. . . . . . . . . . . .             26,275      908,589
Toys "R" Us, Inc.* . . . . . . . . . . . .             87,425      896,106
                                                                -----------
                                                                 1,804,695
                                                                -----------

TOTAL COMMON STOCKS
(Identified Cost $66,427,918). . . . . . .                      61,527,011
                                                                -----------

U.S. TREASURY SECURITIES - 8.81%
U.S. Treasury Bond, 5.50%, 8/15/2028
(Identified Cost $5,953,434) . . . . . . .  $       5,600,000    6,087,810
                                                                -----------

SHORT-TERM INVESTMENTS - 2.41%
Dreyfus Treasury Cash Management Fund
(Identified Cost $1,665,898) . . . . . . .          1,665,898    1,665,898
                                                                -----------

TOTAL INVESTMENTS - 100.23%
(Identified Cost $74,047,250). . . . . . .                      69,280,719

LIABILITIES, LESS OTHER ASSETS - (0.23%) .                        (156,825)
                                                              -------------

NET ASSETS - 100%. . . . . . . . . . . . .                    $ 69,123,894
                                                              =============



*Non-income  producing  security
ADR  -  American  Depository  Receipt

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of Assets  and  Liabilities  -  Pro-Blend SM  Maximum  Term  Series
(unaudited)


APRIL  30,  2003




ASSETS:
Investments, at value (identified cost $74,047,250) (Note 2) . . . . . . . . .  $69,280,719
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          457
Foreign currency, at value (cost $6) . . . . . . . . . . . . . . . . . . . . .            7
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       94,837
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       63,812
Foreign tax reclaims receivable. . . . . . . . . . . . . . . . . . . . . . . .       17,324
Receivable for fund shares sold. . . . . . . . . . . . . . . . . . . . . . . .        4,547
                                                                                ------------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   69,461,703
                                                                                ------------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . .       58,035
Accrued transfer agent fees (Note 3) . . . . . . . . . . . . . . . . . . . . .        8,468
Accrued fund accounting fees (Note 3). . . . . . . . . . . . . . . . . . . . .        5,746
Accrued directors' fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . .        1,619
Payable for securities purchased . . . . . . . . . . . . . . . . . . . . . . .      236,281
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       17,875
Payable for fund shares repurchased. . . . . . . . . . . . . . . . . . . . . .        9,162
Other payables and accrued expenses. . . . . . . . . . . . . . . . . . . . . .          623
                                                                                ------------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      337,809
                                                                                ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $69,123,894
                                                                                ============

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    60,350
Additional paid-in-capital . . . . . . . . . . . . . . . . . . . . . . . . . .   80,658,724
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . .      137,030
Accumulated net realized loss on investments and other assets and liabilities.   (6,966,785)
Net unrealized depreciation on investments and other assets and liabilities. .   (4,765,425)
                                                                                ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $69,123,894
                                                                                ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($69,123,894/6,034,942 shares) . . . . . . . . . . .  $     11.45
                                                                                ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of Operations  -  Pro-Blend SM  Maximum  Term  Series  (unaudited)


FOR  THE  SIX  MONTHS  ENDED  APRIL  30,  2003




INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $22,667). . . .  $   435,394
Interest. . . . . . . . . . . . . . . . . . . . . . . .      180,190
                                                         ------------

Total Investment Income . . . . . . . . . . . . . . . .      615,584
                                                         ------------

EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . . .      324,310
Transfer agent fees (Note 3). . . . . . . . . . . . . .       36,755
Fund accounting fees (Note 3) . . . . . . . . . . . . .       28,565
Directors' fees (Note 3). . . . . . . . . . . . . . . .        3,325
Audit fees. . . . . . . . . . . . . . . . . . . . . . .       12,200
Custodian fees. . . . . . . . . . . . . . . . . . . . .       11,640
Miscellaneous . . . . . . . . . . . . . . . . . . . . .       13,866
                                                         ------------

Total Expenses. . . . . . . . . . . . . . . . . . . . .      430,661

Less reduction of expenses (Note 3) . . . . . . . . . .      (41,278)
                                                         ------------

Net Expenses. . . . . . . . . . . . . . . . . . . . . .      389,383
                                                         ------------

NET INVESTMENT INCOME . . . . . . . . . . . . . . . . .      226,201
                                                         ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain (loss) on -
Investments . . . . . . . . . . . . . . . . . . . . . .   (1,281,142)
Foreign currency and other assets and liabilities . . .          152
                                                         ------------

                                                          (1,280,990)
                                                         ------------

Net change in unrealized depreciation on -
Investments . . . . . . . . . . . . . . . . . . . . . .    5,010,650
Foreign currency and other assets and liabilities . . .          624
                                                         ------------

                                                           5,011,274
                                                         ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.    3,730,284
                                                         ------------

NET INCREASE  IN NET ASSETS RESULTING
FROM OPERATIONS . . . . . . . . . . . . . . . . . . . .  $ 3,956,485
                                                         ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets  -  Pro-Blend SM  Maximum  Term  Series




                                                         FOR THE SIX
                                                         MONTHS ENDED      FOR THE
                                                           4/30/03       YEAR ENDED
                                                         (UNAUDITED)      10/31/02
                                                     ------------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $     226,201   $    589,566
Net realized loss on investments . . . . . . . . . . .     (1,280,990)    (5,053,409)
Net change in unrealized depreciation
on investments . . . . . . . . . . . . . . . . . . . .      5,011,274     (7,529,295)
                                                        --------------  -------------

Net increase (decrease) from operations. . . . . . . .      3,956,485    (11,993,138)
                                                        --------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):

From net investment income . . . . . . . . . . . . . .       (472,912)      (451,618)
From net realized gain on investments. . . . . . . . .              -     (1,348,916)
                                                        --------------  -------------

Total distributions to shareholders. . . . . . . . . .       (472,912)    (1,800,534)
                                                        --------------  -------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5).      3,158,018     48,348,008
                                                        --------------  -------------

Net increase in net assets . . . . . . . . . . . . . .      6,641,591     34,554,336

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .     62,482,303     27,927,967
                                                        --------------  -------------

END OF PERIOD (including undistributed net investment
income of $137,030 and $383,741, respectively) . . . .  $  69,123,894   $ 62,482,303
                                                        ==============  =============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights  -  Pro-Blend SM  Maximum  Term  Series




                                                     FOR THE SIX
                                                     MONTHS ENDED
                                                       4/30/03                       FOR THE YEARS ENDED
                                                     (UNAUDITED)      10/31/02           10/31/01          10/31/00    10/31/99
                                                    -------------  --------------  ---------------------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . .  $       10.86   $              12.85   $   16.45   $   14.33   $   12.10
                                                    --------------  ---------------------  ----------  ----------  ----------

Income (loss) from investment operations:
Net investment income. . . . . . . . . . . . . . .           0.04                   0.11        0.15        0.21        0.18
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . . . . .           0.63                  (1.36)      (0.95)       3.57        3.06
                                                     --------------  ---------------------  ----------  ----------  ----------
Total from investment operations . . . . . . . . .           0.67                  (1.25)      (0.80)       3.78        3.24
                                                     --------------  ---------------------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income . . . . . . . . . . . .          (0.08)                 (0.15)      (0.56)      (0.22)      (0.22)
From net realized gain on investments. . . . . . .              -                  (0.59)      (2.24)      (1.44)      (0.79)
                                                     --------------  ---------------------  ----------  ----------  ----------
Total distributions to shareholders. . . . . . . .          (0.08)                 (0.74)      (2.80)      (1.66)      (1.01)
                                                     --------------  ---------------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . .  $       11.45   $              10.86   $   12.85   $   16.45   $   14.33
                                                     ==============  =====================  ==========  ==========  ==========

Total return1. . . . . . . . . . . . . . . . . . .           6.22%               (10.68%)     (6.00%)      28.35%      26.34%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*. . . . . . . . . . . . . . . . . . . . .         1.20%2                   1.20%       1.20%       1.20%       1.20%
Net investment income. . . . . . . . . . . . . . .         0.70%2                   0.97%       1.10%       1.26%       0.93%

Portfolio turnover . . . . . . . . . . . . . . . .             32%                    99%        109%         84%         96%

NET ASSETS - END OF PERIOD (000's omitted) . . . .  $      69,124   $             62,482   $  27,928   $  30,007    $  21,515
                                                    ==============  =====================  ==========  ==========   ==========







                                              FOR THE YEAR ENDED
                                                   10/31/98
                                              ------------------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . .  $ 14.24
                                                    --------

Income (loss) from investment operations:
Net investment income. . . . . . . . . . . . . . .     0.13
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . . . . .    (0.93)
                                                    --------
Total from investment operations . . . . . . . . .    (0.80)
                                                    --------

Less distributions to shareholders:
From net investment income . . . . . . . . . . . .    (0.12)
From net realized gain on investments. . . . . . .    (1.22)
                                                    --------
Total distributions to shareholders. . . . . . . .    (1.34)
                                                    --------
NET ASSET VALUE - END OF PERIOD. . . . . . . . . .  $ 12.10
                                                    ========

Total return1. . . . . . . . . . . . . . . . . . .   (5.99%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*. . . . . . . . . . . . . . . . . . . . .     1.20%
Net investment income. . . . . . . . . . . . . . .     1.25%

Portfolio turnover . . . . . . . . . . . . . . . .       60%

NET ASSETS - END OF PERIOD (000's omitted) . . . .   $18,705
                                                    ========



*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:




0.13%2  0.16%  0.30%  0.14%  0.08%  0.12%



1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)


1.  ORGANIZATION

Pro-Blend SM Conservative Term Series, Pro-Blend SM Moderate Term Series, Pro-Blend SM Extended Term Series and Pro-Blend SM Maximum Term Series (each the "Series") are no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

These series are asset allocation funds. Each invests in a combination of stocks, bonds and cash, and is managed according to specific goals. The goals are as follows: Pro-Blend SM Conservative Term Series - primary goal is preservation of capital; secondary goal is long-term growth of capital. Pro-Blend SM Moderate Term Series- equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend SM Extended Term Series - primary goal is long-term growth of capital; secondary goal is preservation of capital. Pro-Blend SM Maximum Term Series - long-term growth of capital.

Each Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2003, 1,017.5 million shares have been designated in total among 19 series, of which 37.5 million each have been designated as Pro-Blend SM Conservative Term Series Class A, Pro-Blend SM Moderate Term Series Class A and Pro-Blend SM Extended Term Series Class A Common Stock, and 75 million have been designated as Pro-Blend SM Maximum Term Series Class A Common Stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange, excluding the NASDAQ National Market System, are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, corporate bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in ninety days or less are valued at amortized cost, which approximates market value.

Notes  to  Financial  Statements  (unaudited)

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  INCOME  TAXES
Each Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders of net investment income are made semi-annually.
Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

Notes  to  Financial  Statements  (unaudited)

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with Manning & Napier Advisors, Inc., doing business as Exeter Asset Management (the "Advisor"), for which each Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.80% for Pro-Blend SM Conservative Term Series and 1.00% for Pro-Blend SM Moderate Term Series, Pro-Blend SM Extended Term Series and Pro-Blend SM Maximum Term Series, of the Series' average daily net assets.


Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the series of the Fund. In addition, these Directors also receive a per meeting fee for each series of the Fund.

The Advisor has contractually agreed, until at least February 29, 2004, to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 1.00% for Pro-BlendSM Conservative Term Series and 1.20% for Pro-BlendSM Moderate Term Series, Pro-BlendSM Extended Term Series and Pro-BlendSM Maximum Term Series, of average daily net assets each year. Accordingly, the Advisor did not impose its fee of $54,200 and assumed expenses amounting to $4,583 for Pro-Blend SM Conservative Term Series and waived fees of $42,582 for Pro-Blend SM Moderate Term Series and $41,278 for Pro-Blend SM Maximum Term Series, for the six months ended April 30, 2003, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor acts as the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each series' daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per series plus out-of-pocket expenses. The Fund also pays the Advisor an annual fee of $10,000 for each additional active class of a series. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services agent.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pay an annual fee of $25,000 per Class, an additional $37.50 per account, plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS under which BISYS serves as sub-transfer agent.

Notes  to  Financial  Statements  (unaudited)

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended April 30, 2003, purchases and sales of securities, other than short-term securities, were as follows:




                                              PURCHASES                  SALES
                                      ------------------------  ------------------------

                                         Other                     Other
Series                                  Issuers    Government     Issuers    Government
------------------------------------  -----------  -----------  -----------  -----------
Pro-Blend SM Conservative Term Series  $ 1,396,944  $ 3,352,508  $   364,505  $   218,386
Pro-Blend SM Moderate Term Series        7,344,654    4,742,501    4,539,991    3,769,831
Pro-Blend SM Extended Term Series       24,232,444   20,296,328   17,528,052   12,140,938
Pro-Blend SM Maximum Term Series        15,446,808    6,290,766   12,244,766    8,151,250




5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  Class  A  Shares:



                                                   FOR THE SIX MONTHS                FOR THE YEAR
                                                      ENDED 4/30/03                 ENDED 10/31/02
                                       -------------------------------------  --------------------------

                                             Shares              Amount         Shares        Amount
                                       -------------------  ----------------  -----------  -------------
Pro-Blend SM Conservative Term Series:
Sold                                              475,666   $     5,159,347    1,270,423   $ 13,489,841
Reinvested                                         21,837           236,930       29,790        313,212
Repurchased                                      (180,156)       (1,950,558)    (560,032)    (6,001,294)
                                       -------------------  ----------------  -----------  -------------
Total                                             317,347   $     3,445,719      740,181   $  7,801,759
                                       ===================  ================  ===========  =============


Pro-Blend SM Moderate Term Series:
Sold                                              955,072   $     9,644,106    6,060,360   $ 65,166,778
Reinvested                                         61,717           617,790      117,504      1,257,137
Repurchased                                      (610,594)       (6,138,758)  (3,160,259)   (34,014,314)
                                       -------------------  ----------------  -----------  -------------
Total                                             406,195   $     4,123,138    3,017,605   $ 32,409,601
                                       ===================  ================  ===========  =============


Pro-Blend SM Extended Term Series:
Sold                                            2,005,087   $    23,661,737   14,088,449   $181,414,728
Reinvested                                        160,850         1,857,821      503,964      6,427,374
Repurchased                                    (1,100,343)      (12,800,580)  (7,754,676)   (98,295,298)
                                       -------------------  ----------------  -----------  -------------
Total                                           1,065,594   $    12,718,978    6,837,737   $ 89,546,804
                                       ===================  ================  ===========  =============


Pro-Blend SM Maximum Term Series:
Sold                                            2,378,874   $    26,045,707    7,110,735   $ 93,547,580
Reinvested                                         43,466           472,476      137,371      1,797,343
Repurchased                                    (2,141,068)      (23,360,165)  (3,667,710)   (46,996,915)
                                       -------------------  ----------------  -----------  -------------
Total                                             281,272   $     3,158,018    3,580,396   $ 48,348,008
                                       ===================  ================  ===========  =============

Notes  to  Financial  Statements  (unaudited)

The Advisor owned 25,900 shares of Pro-Blend SM Conservative Term Series (1.8% of shares outstanding) valued at $285,677 and 21,675 shares of Pro-Blend SM Maximum Term Series (0.4% of shares outstanding) valued at $248,179 on April 30, 2003.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2003.

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2002 were as follows:




                         PRO-BLEND SM CONSERVATIVE   PRO-BLEND SM MODERATE   PRO-BLEND SM EXTENDED   PRO-BLEND SM MAXIMUM
                                TERM SERIES              TERM SERIES            TERM SERIES           TERM SERIES
                         -------------------------  ---------------------  ---------------------  --------------------
Ordinary income          $                 160,812  $             546,989  $           2,319,448  $          1,209,298
Long-term capital gains                    153,432                723,611              4,142,581               591,236




At October 31, 2002, each Series had capital loss carryovers, disclosed below, available to the extent allowed by tax law to offset future net capital gain, if any, each of which will expire on October 31, 2010.

Notes  to  Financial  Statements  (unaudited)




                        PRO-BLEND SM CONSERVATIVE   PRO-BLEND SM MODERATE   PRO-BLEND SM EXTENDED   PRO-BLEND SM MAXIMUM
                               TERM SERIES              TERM SERIES            TERM SERIES           TERM  SERIES
                        -------------------------  ---------------------  ---------------------  --------------------
Capital loss carryover  $                       -  $             818,716  $           4,334,814  $          4,645,723




At April 30, 2003, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation (depreciation) were as follows:




                                             PRO-BLEND SM CONSERVATIVE    PRO-BLEND SM MODERATE    PRO-BLEND SM EXTENDED
                                                   TERM SERIES               TERM SERIES             TERM SERIES
                                            --------------------------  ----------------------  ----------------------
Cost for federal income tax purposes        $              15,076,115   $          53,752,477   $         181,937,027

Unrealized appreciation                     $                 782,319   $           2,706,778   $          10,392,243
Unrealized depreciation                                      (174,609)             (3,715,435)            (17,288,994)
                                            --------------------------  ----------------------  ----------------------

Net unrealized appreciation (depreciation)  $                 607,710   $          (1,008,657)  $          (6,896,751)
                                            ==========================  ======================  ======================


                                             PRO-BLEND SM MAXIMUM
                                                TERM  SERIES
                                            ---------------------
Cost for federal income tax purposes        $         74,047,250

Unrealized appreciation                     $          3,544,919
Unrealized depreciation                               (8,311,450)
                                            ---------------------

Net unrealized appreciation (depreciation)  $         (4,766,531)
                                            =====================

EXETER  FUND,  INC.
SEMI-ANNUAL  REPORT
APRIL  30,  2003
EQUITY  SERIES

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

Due to war apprehension and an uncertain economic environment, the equity markets experienced significant volatility for this semi-annual period, though they did produce a positive return. The resolution on the war in Iraq, coupled with more positive economic news, including an improved corporate earnings picture, growth in disposable personal income, and strength in the housing market, resulted in a strengthening from mid-March on.

As always, we continue to focus on company fundamentals rather than trying to predict the swings in the market. We seek opportunities in companies with strong earnings potential or asset values, with prices at undervalued levels. This is the basis for our investment strategy and the key to our relative performance. The past six months have been a good example of this investment approach.

The most significant portfolio adjustment we have made in recent months is an increase in the consumer discretionary sector. In addition to increasing some existing positions in our strongest consumer holdings, we have added a new basket of retailers we believe are poised to capitalize on expected future spending growth by the consumer. We believe high consumer debt loads will dampen the market for big-ticket items, so the growth in the economy will be felt more directly in demand for everyday items. The focus has been on retailers who have demonstrated an ability to defend market share in an increasingly competitive environment. A good example is Toys "R" Us, Inc. Toys "R" Us, Inc. was a company we targeted as having solid fundamentals with superior growth and earnings prospects, and we were able to purchase it at the end of February when the price had dropped to favorable levels.

The Equity Series also continues to maintain a significant position in the health care sector. We believe excellent opportunities lie in this sector due to strong growth trends at undervalued price levels. Due to changing demographics, in particular an aging population, and advanced health care innovations, we believe the investment opportunities within the health care sector are substantial. Specifically, we currently have a large portion of our holdings in the pharmaceutical industry, which provides a favorable risk/return outlook in our opinion.

In the twelve-month period ended April 30, 2003, the Equity Series' benchmark, the S&P 500 Total Return Index, was down 13.30%. The Series was down 14.34%, which is below the benchmark by an amount roughly equivalent to the Series' expense ratio.

As always, we continue to focus on our proven investment process, which we have applied in both positive and negative market environments. We appreciate your confidence in our process and the opportunity to serve you.

Sincerely,

EXETER  ASSET  MANAGEMENT

Management  Discussion  and  Analysis  (unaudited)


<graphic>
<pie  chart>

Portfolio  Composition*  -  As  of  April  30,  2003




Banks . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3.4%
Communications Equipment. . . . . . . . . . . . . . . . . . . .   5.5%
Electronic Equipment & Instruments. . . . . . . . . . . . . . .   4.5%
Energy Equipment & Services . . . . . . . . . . . . . . . . . .  11.1%
Food & Drug Retailing . . . . . . . . . . . . . . . . . . . . .   3.1%
Health Care Equipment & Supplies. . . . . . . . . . . . . . . .   3.4%
Hotels, Restaurants & Leisure . . . . . . . . . . . . . . . . .   2.9%
Household Products. . . . . . . . . . . . . . . . . . . . . . .   4.9%
Leisure Equipment & Products. . . . . . . . . . . . . . . . . .   5.2%
Media . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9.3%
Metals & Mining . . . . . . . . . . . . . . . . . . . . . . . .   3.3%
Paper & Forest Products . . . . . . . . . . . . . . . . . . . .   2.3%
Personal Products . . . . . . . . . . . . . . . . . . . . . . .   3.5%
Pharmaceuticals . . . . . . . . . . . . . . . . . . . . . . . .  12.9%
Semiconductor Equipment & Products. . . . . . . . . . . . . . .   4.9%
Specialty Retail. . . . . . . . . . . . . . . . . . . . . . . .   3.4%
Cash, short-term investments and liabilities, less other assets   8.4%
Miscellaneous** . . . . . . . . . . . . . . . . . . . . . . . .   8.0%



*As  a  percentage  of  net  assets.
**Miscellaneous
Chemicals
Diversified  Financials
Electrical  Equipment
Food  Products
Multiline  Retail
Road  &  Rail

Performance  Update  as  of  April  30,  2003  (unaudited)



Exeter Fund, Inc.- Equity Series

                                                          Total Return
Through                        Growth of $10,000                                   Average
4/30/03                        Investment                 Cumulative               Annual
One Year1,2                    $ 8,566                    -14.34%                  -14.34%
Five Year1,2                   $11,881                     18.81%                    3.50%
Inception1,2                   $11,881                     18.81%                    3.50%







Standard & Poor's (S&P) 500 Total Return Index

                                                         Total Return
Through                      Growth of $10,000                                   Average
4/30/03                      Investment                  Cumulative              Annual
One Year2                    $ 8,670                     -13.30%                 -13.30%
Five Year2                   $ 8,846                     -11.54%                  -2.42%
Inception2                   $ 8,846                     -11.54%                  -2.42%




The value of a $10,000 investment in the Exeter Fund, Inc. - Equity Series from its inception (5/1/98)1 to present (4/30/03) as compared to the S&P 500 Total Return Index.3

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



                    Exeter Fund, Inc.     S&P 500 Total
Date                Equity Series         Return Index
5/1/1998            $   10,000            $  10,000
10/31/1998               7,750                9,961
10/31/1999              10,900               12,561
10/31/2000              14,080               13,278
10/31/2001              12,870                9,973
10/31/2002              11,420                8,468
4/30/2003               11,881                8,846




1For periods prior to the inception of the Series on July 10, 2002, the performance figures reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans - All-Equity Collective Investment Trust (the "Collective"), which was managed by the Advisor and reorganized into the Series. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series' fees, historical performance would have been lower if the Collective had been subject to the same fees.


2Performance numbers for the Series and Index are calculated from May 1, 1998, the Collective's inception date (see Note 1 above). The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.


3The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter Market. The Index returns assume daily reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                                      VALUE
                                           SHARES   (NOTE 2)
                                           -------  ---------
COMMON STOCKS - 91.6%
BANKS - 3.4%
The Bank of New York Co., Inc.. . . . . .      750  $ 19,837
Mellon Financial Corp.. . . . . . . . . .      475    12,564
                                                     -------
                                                      32,401
                                                     -------

CHEMICALS - 1.6%
Minerals Technologies, Inc. . . . . . . .      350    15,488
                                                    ---------

COMMUNICATIONS EQUIPMENT - 5.5%
Lucent Technologies, Inc.*. . . . . . . .    5,725    10,305
Nortel Networks Corp.* (Canada) (Note 7).      900     2,322
QUALCOMM, Inc.. . . . . . . . . . . . . .    1,250    39,863
                                                     -------
                                                      52,490
                                                     -------

DIVERSIFIED FINANCIALS - 0.6%
Franklin Resources, Inc.. . . . . . . . .      175     6,104
                                                    ---------

ELECTRICAL EQUIPMENT - 1.2%
Emerson Electric Co.. . . . . . . . . . .      225    11,407
                                                    ---------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.5%
Millipore Corp.*. . . . . . . . . . . . .    1,250    42,687
                                                    ---------

ENERGY EQUIPMENT & SERVICES - 11.1%
Baker Hughes, Inc.. . . . . . . . . . . .      975    27,300
Cooper Cameron Corp.* . . . . . . . . . .      275    13,161
Schlumberger Ltd. . . . . . . . . . . . .    1,000    41,930
Transocean, Inc.. . . . . . . . . . . . .      675    12,859
Varco International, Inc.*. . . . . . . .      600    10,554
                                                    ---------
                                                     105,804
                                                    ---------

FOOD & DRUG RETAILING - 3.1%
CVS Corp. . . . . . . . . . . . . . . . .      325     7,868
The Kroger Co.* . . . . . . . . . . . . .      950    13,585
Safeway, Inc.*. . . . . . . . . . . . . .      500     8,310
                                                    ---------
                                                      29,763
                                                    ---------

FOOD PRODUCTS - 1.8%
H.J. Heinz Co.. . . . . . . . . . . . . .      575    17,181
                                                    ---------

HEALTH CARE EQUIPMENT & SUPPLIES - 3.4%
Applera Corp. - Applied Biosystems Group.    1,850    32,431
                                                    ---------

HOTELS, RESTAURANTS & LEISURE - 2.9%
Carnival Corp.. . . . . . . . . . . . . .    1,025    28,280
                                                    ---------

HOUSEHOLD PRODUCTS - 4.9%
Kimberly-Clark Corp.. . . . . . . . . . .      950    47,281
                                                    ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)





                                                        VALUE
                                             SHARES   (NOTE 2)
                                             -------  ---------
LEISURE EQUIPMENT & PRODUCTS - 5.2%
Eastman Kodak Co. . . . . . . . . . . . . .      500  $ 14,955
Hasbro, Inc.. . . . . . . . . . . . . . . .    2,200    35,200
                                                       -------
                                                        50,155
                                                       -------

MEDIA - 9.3%
AOL Time Warner, Inc.*. . . . . . . . . . .    3,400    46,512
The Walt Disney Co. . . . . . . . . . . . .    2,275    42,451
                                                        -------
                                                        88,963
                                                        -------

METALS & MINING - 3.3%
Alcoa, Inc. . . . . . . . . . . . . . . . .      650    14,904
Nucor Corp. . . . . . . . . . . . . . . . .      400    16,340
                                                        -------
                                                        31,244
                                                        -------

MULTILINE RETAIL - 1.6%
Federated Department Stores, Inc.*. . . . .      500    15,310
                                                      ---------

PAPER & FOREST PRODUCTS - 2.3%
Bowater, Inc. . . . . . . . . . . . . . . .      575    22,385
                                                      ---------

PERSONAL PRODUCTS - 3.5%
The Estee Lauder Companies, Inc. - Class A.    1,025    33,313
                                                      ---------

PHARMACEUTICALS - 12.9%
Bristol-Myers Squibb Co.. . . . . . . . . .    1,150    29,371
Merck & Co., Inc.*. . . . . . . . . . . . .      275    16,000
Pfizer, Inc.. . . . . . . . . . . . . . . .    1,360    41,820
Schering-Plough Corp. . . . . . . . . . . .    2,000    36,200
                                                      ---------
                                                       123,391
                                                      ---------

ROAD & RAIL - 1.2%
Kansas City Southern* . . . . . . . . . . .    1,025    11,347
                                                      ---------

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 4.9%
Altera Corp.* . . . . . . . . . . . . . . .      625     9,881
Texas Instruments, Inc. . . . . . . . . . .    2,000    36,980
                                                      ---------
                                                        46,861
                                                      ---------

SPECIALTY RETAIL - 3.4%
Best Buy Co., Inc.* . . . . . . . . . . . .      450    15,561
Toys "R" Us, Inc.*. . . . . . . . . . . . .    1,625    16,656
                                                      ---------
                                                        32,217
                                                      ---------

TOTAL COMMON STOCKS
(Identified Cost $845,234). . . . . . . . .            876,503
                                                      ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                              SHARES/          VALUE
                                          PRINCIPAL AMOUNT   (NOTE 2)
                                         ------------------  ---------
SHORT-TERM INVESTMENTS - 9.3%
Dreyfus Treasury Cash Management Fund .             48,814   $ 48,814
Fannie Mae Discount Note, 5/14/2003 . .  $          40,000     39,982
                                                             ---------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $88,796) . . . . . . .                        88,796
                                                             ---------

TOTAL INVESTMENTS - 100.9%
(Identified Cost $934,030). . . . . . .                       965,299

LIABILITIES, LESS OTHER ASSETS - (0.9%)                        (8,850)
                                                             ---------

NET ASSETS - 100% . . . . . . . . . . .                      $956,449
                                                             =========




*Non-income  producing  security


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  (unaudited)

APRIL  30,  2003



ASSETS:
Investments, at value (identified cost $934,030) (Note 2). . . . . . . . . . .  $965,299
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,438
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,127
Receivable from investment advisor (Note 3). . . . . . . . . . . . . . . . . .    28,280
                                                                                ---------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   996,144
                                                                                ---------

LIABILITIES:

Accrued fund accounting fees (Note 3). . . . . . . . . . . . . . . . . . . . .    11,010
Accrued transfer agent fees (Note 3) . . . . . . . . . . . . . . . . . . . . .     9,728
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    14,089
Payable for securities purchased . . . . . . . . . . . . . . . . . . . . . . .     1,952
Other payables and accrued expenses. . . . . . . . . . . . . . . . . . . . . .     2,916
                                                                                ---------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    39,695
                                                                                ---------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $956,449
                                                                                =========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    807
Additional paid-in-capital . . . . . . . . . . . . . . . . . . . . . . . . . .   938,222
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . .       770
Accumulated net realized loss on investments and other assets and liabilities.   (14,619)
Net unrealized appreciation on investments and other assets and liabilities. .    31,269
                                                                                ---------


TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $956,449
                                                                                =========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($956,449/80,738 shares) . . . . . . . . . . . . . .  $  11.85
                                                                                =========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  (unaudited)

FOR  THE  SIX  MONTHS  ENDED  APRIL  30,  2003



INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . . . . . . . .    $4,716
Interest. . . . . . . . . . . . . . . . . . . . . . .        50
                                                       ---------

Total Investment Income . . . . . . . . . . . . . . .     4,766
                                                       ---------

EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . .     3,620
Fund accounting fees (Note 3) . . . . . . . . . . . .    25,635
Transfer agent fees (Note 3). . . . . . . . . . . . .    15,880
Directors' fees (Note 3). . . . . . . . . . . . . . .     3,320
Audit fees. . . . . . . . . . . . . . . . . . . . . .    10,455
Custodian fees. . . . . . . . . . . . . . . . . . . .     1,055
Miscellaneous . . . . . . . . . . . . . . . . . . . .     3,236
                                                       ---------

Total Expenses. . . . . . . . . . . . . . . . . . . .    63,201

Less reduction of expenses (Note 3) . . . . . . . . .   (59,388)
                                                       ---------

Net Expenses. . . . . . . . . . . . . . . . . . . . .     3,813
                                                       ---------

NET INVESTMENT INCOME . . . . . . . . . . . . . . . .       953
                                                       ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments. . . . . . . . . . .     6,958
Net change in unrealized appreciation on investments.    30,390
                                                       ---------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS . . .    37,348
                                                       ---------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS . . . . . . . . . . . . . . . . . . .  $ 38,301
                                                       =========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets



                                                               FOR THE SIX
                                                               MONTHS ENDED          FOR THE PERIOD 7/10/02
                                                                 4/30/03               (COMMENCEMENT OF
                                                               (UNAUDITED)          OPERATIONS) TO 10/31/02
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $                    953   $                 1,217
Net realized gain (loss) on investments. . . . . . . .                     6,958                    (3,742)
Net change in unrealized appreciation on investments .                    30,390                       879
                                                        -------------------------  ------------------------

Net increase (decrease) from operations. . . . . . . .                    38,301                    (1,646)
                                                        -------------------------  ------------------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):

From net investment income . . . . . . . . . . . . . .                    (1,400)                        -
                                                        -------------------------  ------------------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5).                   401,132                   520,062
                                                        -------------------------  ------------------------

Net increase in net assets . . . . . . . . . . . . . .                   438,033                   518,416

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .                   518,416                         -
                                                        -------------------------  ------------------------

END OF PERIOD (including undistributed net investment
income of $770 and $1,217, respectively) . . . . . . .  $                956,449   $               518,416
                                                        =========================  ========================




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights




                                                          FOR THE SIX
                                                          MONTHS ENDED    FOR THE PERIOD
                                                            4/30/03        7/10/02 1 TO
                                                          (UNAUDITED)       10/31/2002
                                                       ------------------  --------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD . . . . . . . . .  $       11.42   $         11.51
                                                         --------------  ----------------

Income (loss) from investment operations:
Net investment income . . . . . . . . . . . . . . . . .           0.01              0.03
Net realized and unrealized gain (loss) on investments.           0.45             (0.12)
                                                         --------------  ----------------

Total from investment operations. . . . . . . . . . . .           0.46             (0.09)
                                                         --------------  ----------------

Less distributions to shareholders:
From net investment income. . . . . . . . . . . . . . .          (0.03)                -
                                                         --------------  ----------------

NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . .  $       11.85   $         11.42
                                                         ==============  ================

Total return2 . . . . . . . . . . . . . . . . . . . . .           4.03%           (0.78%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses* . . . . . . . . . . . . . . . . . . . . . . .         1.05%3            1.05%3
Net investment income . . . . . . . . . . . . . . . . .         0.26%3            0.78%3

Portfolio turnover. . . . . . . . . . . . . . . . . . .             22%               30%

NET ASSETS - END OF PERIOD (000's omitted). . . . . . .  $         956   $           518
                                                         ==============  ================



*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



16.41%3  31.99%3




1Commencement  of  operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
3Annualized.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1.  ORGANIZATION

Equity Series (the "Series") is a no-load, non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth of capital, primarily through investments in U.S. common stocks.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2003, 1,017.5 million shares have been designated in total among 19 series, of which 75 million have been designated as Equity Series Common Stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange, excluding the NASDAQ National Market System, are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in ninety days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes  to  Financial  Statements  (unaudited)

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with Manning & Napier Advisors, Inc., doing business as Exeter Asset Management (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the series of the Fund. In addition, these Directors also receive a per meeting fee for each series of the Fund.

The Advisor has contractually agreed, until at least February 29, 2004, to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 1.05% of average daily net assets each year. Accordingly, the Advisor did not impose its fee of $3,620 and assumed expenses amounting to $55,768 for the six months ended April 30, 2003, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor acts as the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each series' daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per series plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services agent.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays an annual fee of $25,000, an additional $37.50 per account, plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS under which BISYS serves as sub-transfer agent.

Notes  to  Financial  Statements  (unaudited)

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended April 30, 2003, purchases and sales of securities, other than United States Government securities and short-term securities, were $507,344 and $142,752, respectively. There were no purchases or sales of United States Government securities.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Equity  Series  were:



                                              FOR THE PERIOD 7/10/02
                  FOR THE SIX MONTHS       (COMMENCEMENT OF OPERATIONS)
                     ENDED 4/30/03                  TO 10/31/02
            -------------------------    -----------------------------
                 Shares      Amount             Shares      Amount
            -------------   ---------           --------   ----------
Sold              36,129   $410,415              45,404     $520,062
Reinvested           118      1,399                   -           -
Repurchased         (913)   (10,682)                  -           -
             ------------  ---------           ---------  ----------
Total              35,334   $401,132             45,404     $520,062
             ============  =========           =========  ==========




The Series was formed on July 10, 2002 with an initial contribution of cash and securities in-kind, which had a market value of $495,922, representing the net assets of Exeter Trust Company Group Trust for Employee Benefit Plans - All-Equity Collective Investment Trust, on the date of contribution, in exchange for 43,086 shares of the Series. For tax purposes, the Series recorded the contribution on a tax-free basis at a cost of $602,813.

At April 30, 2003, the retirement plan of the advisor and its affiliates owned 76,825 shares of the Series (95.2% of shares outstanding) valued at $910,376.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2003.

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

Notes  to  Financial  Statements  (unaudited)

8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year.

At October 31, 2002, the Series had a capital loss carryover of $21,577, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on October 31, 2010.

At April 30, 2003, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost  for  federal  income  tax  purposes         $ 934,030

Unrealized  appreciation                          $  58,224
Unrealized  depreciation                            (26,955)
                                                  ----------

Net  unrealized  appreciation                     $  31,269
                                                  ==========

EXETER  FUND,  INC.
SEMI-ANNUAL  REPORT
APRIL  30,  2003
OVERSEAS  SERIES

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDER:

The Overseas Series invests in stocks from around the world with the goal of providing long-term growth. The Series is limited in how much of the portfolio can be invested in any one country, and it has a maximum allocation to emerging markets of 25%.

The Series continues to maintain exposure both to, in our view, attractively-priced cyclical and defensive equities. This is reflective of our expectation for a patchy recovery, marked by protracted below-trend growth, given the debt and capacity excesses built up during the bubble years.

The Series holds defensive positions within the multi-utilities; food and drug retailing; beverages; household products; personal products; diversified telecommunications services; and pharmaceuticals industries. We expect these holdings to continue to outperform in the current economic environment. Defensive equities are generally able to maintain fairly stable sales, and in some cases are able to improve margins through the downturn as they reduce costs. Our defensive holdings were purchased based on the Profile and Bankable Deal investment strategies. The Profile Strategy seeks to identify reasonably priced companies that have a competitive advantage that enables them to gain market share and achieve above average profitability. The Bankable Deal Strategy is used to locate viable companies that sell at such a discount, in our opinion, of the company's intrinsic value that market forces, whether it be through mergers and acquisitions, leveraged buyouts, or simply share purchases, should serve to realize the value.

Cyclical holdings in the portfolio include the paper and forest products; chemicals; metals and mining; media; hotels, restaurants and leisure; household durables; energy equipment and services; marine; aerospace and defense; communications equipment; and software industries. Many of these stocks were selected based on the Hurdle Rate strategy. This investment strategy seeks to identify strong companies within industries that we expect to experience improving supply and demand dynamics. As low profitability forces capacity rationalization, pricing power returns, which can lead to a period of rapidly accelerating earnings growth. Hurdle Rate equities can outperform the broader markets, despite a weak economy, as the underlying industry cycles turn favorable. If the industry experiences further weakness, this only improves the strategy as a greater amount of capacity is removed to the extent companies shut facilities or go out of business altogether. As long as capacity cannot easily be added back to the system, when demand picks up there will be a shortage of supply, which drives up prices. The Series currently has Hurdle Rate positions within the pulp, oil services and transportation, chemicals and copper mining industries.

While the Series is managed on a bottom-up basis, the resulting selections typically match our market overview. This is best reflected in the areas where the Series has been underweight relative to its benchmark. This proved to be the case in many of the Information Technology segments where our bottom up research showed the companies to be overpriced and the industries plagued by over-capacity. The Series remains underweight in Industrials, as we expect capital investment to remain weak given high corporate debt loads and low utilization rates. In addition, Consumer Discretionary stocks are also underweighted, because we believe consumers, especially in the United States and United Kingdom, are over-leveraged and highly exposed to any increases in interest rates.

In the twelve-month period ended April 30, 2003, the Overseas Series' benchmark, the Morgan Stanley Capital International (MSCI) All Country World Index Free ex U.S., was down 15.23%. The Series was down 16.22%, which is below the benchmark by an amount roughly equivalent to the Series' expense ratio.

We expect to increase the weighting of cyclical equities versus defensive equities as the economic recovery progresses. In summary, we feel a mix of undervalued defensive and cyclical equities, selected according to our core investment strategies, is the appropriate position for the Series during this volatile period.

We  appreciate  the  opportunity  to  serve  you.

Sincerely,

EXETER  ASSET  MANAGEMENT

Management  Discussion  and  Analysis  (unaudited)

<graphic>
<pie  chart>

Portfolio  Allocation  by  Country*  -  As  of  April  30,  2003



Australia. . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.2%
Bahamas. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2.2%
Brazil . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10.5%
Canada . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6.3%
France . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6.7%
Germany. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7.6%
Mexico . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.2%
Netherlands. . . . . . . . . . . . . . . . . . . . . . . . . . .   3.2%
Norway . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3.2%
Philippines. . . . . . . . . . . . . . . . . . . . . . . . . . .   2.2%
South Africa . . . . . . . . . . . . . . . . . . . . . . . . . .   2.6%
Spain. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2.4%
Switzerland. . . . . . . . . . . . . . . . . . . . . . . . . . .  13.4%
United Kingdom . . . . . . . . . . . . . . . . . . . . . . . . .  16.0%
Cash, short-term investments, and liabilities, less other assets   6.7%
Miscellaneous**. . . . . . . . . . . . . . . . . . . . . . . . .   6.6%



*As  a  percentage  of  net  assets.
**Miscellaneous
Bermuda
Guernsey
Hong  Kong
Ireland
Korea

Performance  Update  as  of  April  30,  2003  (unaudited)



Exeter Fund, Inc. - Overseas Series

                                                          Total Return
Through                        Growth of $10,000                               Average
4/30/03                        Investment                 Cumulative           Annual
One Year1,2                    $ 8,378                    -16.22%              -16.22%
Inception1,2                   $13,270                     32.70%                6.34%







Morgan Stanley
Capital International (MSCI) All Country World Index Free ex U.S.

                                                          Total Return
Through                        Growth of $10,000                               Average
4/30/03                        Investment                 Cumulative           Annual
One Year2                      $ 8,477                    -15.23%              -15.23%
Inception2                     $ 9,346                     -6.54%               -1.46%



The value of a $10,000 investment in the Exeter Fund, Inc. - Overseas Series from its inception (9/23/98)1 to present (4/30/03) as compared to the MSCI All Country World Index Free ex U.S.3

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



                 Exeter Fund, Inc.                      MSCI
Date             Overseas Series                        All Country World Index Free ex U.S.
9/23/1998   $                    10,000  $                              10,000
10/31/1998                       10,210                                 11,048
10/31/1999                       12,540                                 13,838
10/31/2000                       14,500                                 13,552
10/31/2001                       13,540                                 10,174
10/31/2002                       12,540                                  9,067
4/30/2003                        13,270                                  9,346



1For periods prior to the inception of the Series on July 10, 2002, the performance figures reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans - International Equity Collective Investment Trust (the "Collective"), which was managed by the Advisor and reorganized into the Series. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series' fees, historical performance would have been lower if the Collective had been subject to the same fees.


2Performance numbers for the Series are calculated from September 23, 1998, the Collective's inception date (see Note 1 above). Prior to 2001, the MSCI All Country World Index Free ex U.S. only published month end numbers; therefore, performance numbers for the Index are calculated from September 30, 1998. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.


3The MSCI All Country World Index Free ex U.S. is a free float adjusted market capitalization-weighted measure of the total return of 1,747 companies listed on the stock exchanges of 48 countries. The Index is denominated in U.S. Dollars. The Index returns assume daily reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses.

Investment  Portfolio  -  April  30,  2003  (unaudited)



                                                                           VALUE
                                                                 SHARES  (NOTE 2)
                                                                 ------  ---------
COMMON STOCKS - 93.3%
AEROSPACE & DEFENSE - 1.5%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)     600  $  8,322
                                                                         ---------

BEVERAGES - 2.2%
San Miguel Corp. (Philippines). . . . . . . . . . . . . . . . .   9,870    12,414
                                                                         ---------

BIOTECHNOLOGY - 1.6%
Celltech Group plc* (United Kingdom). . . . . . . . . . . . . .   2,200     8,984
                                                                         ---------

CHEMICALS - 8.6%
Agrium, Inc. (Canada) . . . . . . . . . . . . . . . . . . . . .   1,000    11,310
Akzo Nobel N.V. (Netherlands) . . . . . . . . . . . . . . . . .     600    13,338
Imperial Chemical Industries plc (United Kingdom) . . . . . . .   3,900     8,088
Lonza Group AG (Switzerland). . . . . . . . . . . . . . . . . .     175    10,625
Syngenta AG - ADR (Switzerland) . . . . . . . . . . . . . . . .     500     5,125
                                                                         ---------
                                                                           48,486
                                                                         ---------

COMMUNICATIONS EQUIPMENT - 1.1%
Nortel Networks Corp.* (Canada) . . . . . . . . . . . . . . . .   2,400     6,192
                                                                         ---------

DIVERSIFIED TELECOMMUNICATIONS SERVICES - 5.2%
Telecomunicacoes Brasileiras S.A. (Telebras) - ADR (Brazil) . .     600    15,588
Telefonica S.A. - ADR* (Spain). . . . . . . . . . . . . . . . .     416    13,837
                                                                         ---------
                                                                           29,425
                                                                         ---------

ELECTRIC UTILITIES - 2.0%
Korea Electric Power Corp. (KEPCO) - ADR (Korea). . . . . . . .   1,200    11,304
                                                                         ---------

ENERGY EQUIPMENT & SERVICES - 2.8%
Compagnie Generale de Geophysique S.A. (CGG)* (France). . . . .     200     3,582
Precision Drilling Corp.* (Canada). . . . . . . . . . . . . . .     350    12,033
                                                                         ---------
                                                                           15,615
                                                                         ---------

FOOD & DRUG RETAILING - 0.8%
Koninklijke Ahold N.V. - ADR (Netherlands). . . . . . . . . . .   1,000     4,610
                                                                         ---------

FOOD PRODUCTS - 11.8%
Cadbury Schweppes plc (United Kingdom). . . . . . . . . . . . .   1,600     8,912
Nestle S.A. (Switzerland) . . . . . . . . . . . . . . . . . . .     125    25,483
Unilever plc - ADR (United Kingdom) . . . . . . . . . . . . . .     825    32,398
                                                                         ---------
                                                                           66,793
                                                                         ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                                                VALUE
                                                      SHARES  (NOTE 2)
                                                      ------  ---------
HOTELS, RESTAURANTS & LEISURE - 4.5%
Club Mediterranee S.A.* (France) . . . . . . . . . .     600  $ 13,392
The Hongkong & Shanghai Hotels Ltd. (Hong Kong). . .   9,000     3,779
Mandarin Oriental International Ltd.* (Bermuda). . .   9,000     3,195
Shangri-La Asia Ltd. (Hong Kong) . . . . . . . . . .   8,000     5,052
                                                              ---------
                                                                25,418
                                                              ---------

HOUSEHOLD DURABLES - 0.7%
Waterford Wedgwood plc (Ireland) . . . . . . . . . .  15,300     4,279
                                                              ---------

HOUSEHOLD PRODUCTS - 2.3%
Henkel KGaA (Germany). . . . . . . . . . . . . . . .     200    12,879
                                                              ---------

MARINE - 5.4%
Odfjell ASA (Norway) . . . . . . . . . . . . . . . .   1,000    18,291
Teekay Shipping Corp. (Bahamas). . . . . . . . . . .     325    12,334
                                                              ---------
                                                                30,625
                                                              ---------

MEDIA - 6.8%
The News Corp. Ltd. - ADR (Australia). . . . . . . .   1,250    29,325
Reed Elsevier plc - ADR (United Kingdom) . . . . . .     275     8,882
                                                              ---------
                                                                38,207
                                                              ---------

METALS & MINING - 7.3%
Alcan, Inc. (Canada) . . . . . . . . . . . . . . . .     200     5,868
Antofagasta plc (United Kingdom) . . . . . . . . . .   1,800    18,110
Grupo Mexico S.A.* (Mexico). . . . . . . . . . . . .   5,050     6,330
Norddeutsche Affinerie AG (Germany). . . . . . . . .   1,025    11,119
                                                              ---------
                                                                41,427
                                                              ---------

MULTI-UTILITIES - 0.9%
International Power plc - ADR* (United Kingdom). . .     275     4,936
                                                              ---------

OIL & GAS - 1.6%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil).     525     8,983
                                                              ---------

PAPER & FOREST PRODUCTS - 11.4%
Aracruz Celulose S.A. - ADR* (Brazil). . . . . . . .     675    14,175
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)   1,900    23,335
Sappi Ltd. - ADR (South Africa). . . . . . . . . . .   1,200    14,820
Votorantim Celulose e Papel S.A. - ADR (Brazil). . .     650    12,350
                                                              ---------
                                                                64,680
                                                              ---------

PERSONAL PRODUCTS - 3.7%
Clarins S.A. (France). . . . . . . . . . . . . . . .     375    20,841
                                                              ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                              SHARES/          VALUE
                                          PRINCIPAL AMOUNT   (NOTE 2)
                                         ------------------  ---------
PHARMACEUTICALS - 9.4%
Merck KGaA (Germany). . . . . . . . . .                700   $ 18,827
Novartis AG - ADR (Switzerland) . . . .                875     34,545
                                                              ---------
                                                               53,372
                                                              ---------

SOFTWARE - 1.7%
Amdocs Ltd.* (Guernsey) . . . . . . . .                550      9,713
                                                             ---------

TOTAL COMMON STOCKS
(Identified Cost $552,091). . . . . . .                       527,505
                                                             ---------

SHORT-TERM INVESTMENTS - 7.7%
Dreyfus Treasury Cash Management Fund .              3,445      3,445
U.S. Treasury Bill, 6/5/2003. . . . . .  $          40,000     39,957
                                                             ---------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $43,402) . . . . . . .                        43,402
                                                             ---------

TOTAL INVESTMENTS - 101.0%
(Identified Cost $595,493). . . . . . .                       570,907

LIABILITIES, LESS OTHER ASSETS - (1.0%)                        (5,722)
                                                            -----------

NET ASSETS - 100% . . . . . . . . . . .                   $   565,185
                                                          ==============



*Non-income  producing  security
ADR  -  American  Depository  Receipt

The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 16.0%; Switzerland - 13.4%; Brazil - 10.5%.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  (unaudited)

APRIL  30,  2003



ASSETS:
Investments, at value (identified cost $595,493) (Note 2). . . . . . . . . . .  $570,907
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        70
Foreign currency, at value (cost $1) . . . . . . . . . . . . . . . . . . . . .         1
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,812
Foreign tax reclaims receivable. . . . . . . . . . . . . . . . . . . . . . . .       363
Receivable from investment advisor (Note 3). . . . . . . . . . . . . . . . . .    32,312
                                                                                ---------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   605,465
                                                                                ---------

LIABILITIES:

Accrued transfer agent fees (Note 3) . . . . . . . . . . . . . . . . . . . . .     9,764
Accrued fund accounting fees (Note 3). . . . . . . . . . . . . . . . . . . . .     9,431
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    17,831
Other payables and accrued expenses. . . . . . . . . . . . . . . . . . . . . .     3,254
                                                                                ---------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    40,280
                                                                                ---------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $565,185
                                                                                =========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    426
Additional paid-in-capital . . . . . . . . . . . . . . . . . . . . . . . . . .   625,926
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . .     4,734
Accumulated net realized loss on investments and other assets and liabilities.   (41,335)
Net unrealized depreciation on investments and other assets and liabilities. .   (24,566)
                                                                                ---------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $565,185
                                                                                =========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($565,185/42,603 shares) . . . . . . . . . . . . . .  $  13.27
                                                                                =========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  (unaudited)

FOR  THE  SIX  MONTHS  ENDED  APRIL  30,  2003



INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $930) . . . . .  $  7,200
Interest. . . . . . . . . . . . . . . . . . . . . . . .       312
                                                         ---------

Total Investment Income . . . . . . . . . . . . . . . .     7,512
                                                         ---------

EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . . .     2,645
Fund accounting fees (Note 3) . . . . . . . . . . . . .    26,435
Transfer agent fees (Note 3). . . . . . . . . . . . . .    15,880
Directors' fees (Note 3). . . . . . . . . . . . . . . .     3,320
Audit fees. . . . . . . . . . . . . . . . . . . . . . .    13,170
Custodian fees. . . . . . . . . . . . . . . . . . . . .     1,195
Miscellaneous . . . . . . . . . . . . . . . . . . . . .     3,193
                                                         ---------

Total Expenses. . . . . . . . . . . . . . . . . . . . .    65,838

Less reduction of expenses (Note 3) . . . . . . . . . .   (63,060)
                                                         ---------

Net Expenses. . . . . . . . . . . . . . . . . . . . . .     2,778
                                                         ---------

NET INVESTMENT INCOME . . . . . . . . . . . . . . . . .     4,734
                                                         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss on -
Investments . . . . . . . . . . . . . . . . . . . . . .   (17,007)
Foreign currency and other assets and liabilities . . .        (3)
                                                         ---------
                                                          (17,010)
                                                         ---------

Net change in unrealized depreciation on -
Investments . . . . . . . . . . . . . . . . . . . . . .    42,050
Foreign currency and other assets and liabilities . . .        18
                                                         ---------
                                                           42,068
                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.    25,058
                                                         ---------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS. . . . . . . . . . . . . . . . . . . . . . .  $ 29,792
                                                         =========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets



                                                               FOR THE SIX
                                                              MONTHS ENDED          FOR THE PERIOD 7/10/02
                                                                 4/30/03               (COMMENCEMENT OF
                                                               (UNAUDITED)          OPERATIONS) TO 10/31/02
                                                            -----------------      -------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss) . . . . . . . . . . . . .  $                  4,734   $                  (163)
Net realized loss on investments . . . . . . . . . . .                   (17,010)                   (7,533)
Net change in unrealized depreciation on investments .                    42,068                   (66,634)
                                                        -------------------------  ------------------------

Net increase (decrease) from operations. . . . . . . .                    29,792                   (74,330)
                                                        -------------------------  ------------------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5).                    25,636                   584,087
                                                        -------------------------  ------------------------

Net increase in net assets . . . . . . . . . . . . . .                    55,428                   509,757

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .                   509,757                         -
                                                        -------------------------  ------------------------

END OF PERIOD (including undistributed net investment
income of $4,734 and $0, respectively) . . . . . . . .  $                565,185   $               509,757
                                                        =========================  ========================



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights



                                                          FOR THE SIX
                                                          MONTHS ENDED    FOR THE PERIOD
                                                            4/30/03        7/10/02 1 TO
                                                          (UNAUDITED)        10/31/02
                                                        ----------------  --------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD . . . . . . . . .  $       12.54   $         14.37
                                                         --------------  ----------------

Income (loss) from investment operations:
Net investment income (loss). . . . . . . . . . . . . .           0.11                -4
Net realized and unrealized gain (loss) on investments.           0.62             (1.83)
                                                         --------------  ----------------
Total from investment operations. . . . . . . . . . . .           0.73             (1.83)
                                                         --------------  ----------------

NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . .  $       13.27   $         12.54
                                                         ==============  ================

Total return2 . . . . . . . . . . . . . . . . . . . . .           5.82%          (12.73%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses* . . . . . . . . . . . . . . . . . . . . . . .         1.05%3            1.05%3
Net investment income (loss). . . . . . . . . . . . . .         1.79%3          (0.10%)3

Portfolio turnover. . . . . . . . . . . . . . . . . . .              3%               12%

NET ASSETS - END OF PERIOD (000's omitted). . . . . . .  $         565   $           510
                                                         ==============  ================



*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



23.86%3  33.12%3



1Commencement  of  operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
3Annualized.
4Less  than  $0.01.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1.  ORGANIZATION

Overseas Series (the "Series") is a no-load, non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term capital growth by investing principally in the common stocks of companies located around the world.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2003, 1,017.5 million shares have been designated in total among 19 series, of which 50 million have been designated as Overseas Series Common Stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange, excluding the NASDAQ National Market System, are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in ninety days or less are valued at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN CURRENCY TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and

Notes  to  Financial  Statements  (unaudited)

FOREIGN CURRENCY TRANSLATION (continued) losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS OF INCOME AND GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with Manning & Napier Advisors, Inc., doing business as Exeter Asset Management (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the series of the Fund. In addition, these Directors also receive a per meeting fee for each series of the Fund.

The Advisor has contractually agreed, until at least February 29, 2004, to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 1.05% of average daily net assets each year. Accordingly, the Advisor did not impose its

Notes to Financial Statements (unaudited) fee of $2,645 and assumed expenses amounting to $60,415 for the six months ended April 30, 2003, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor acts as the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each series' daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per series plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services agent.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays an annual fee of $25,000, an additional $37.50 per account, plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS under which BISYS serves as sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended April 30, 2003, purchases and sales of securities, other than United States Government securities and short-term securities, were $72,328 and $13,796, respectively. There were no purchases or sales of United States Government securities.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Overseas  Series  were:



                                          FOR THE PERIOD 7/10/02
               FOR THE SIX MONTHS       (COMMENCEMENT OF OPERATIONS)
                  ENDED 4/30/03                TO 10/31/02
             -----------------------    -----------------------------
              SHARES     AMOUNT              SHARES    AMOUNT
             --------  ----------            -------  ---------
Sold            1,948   $25,700              40,868   $586,602
Repurchased        (5)      (64)               (208)    (2,515)
              --------  --------            --------  ---------
Total           1,943   $25,636              40,660   $584,087
              ========  ========             =======  =========




The Series was formed on July 10, 2002 with an initial contribution of cash and securities in-kind, which had a market value of $582,040, representing the net assets of Exeter Trust Company Group Trust for Employee Benefit Plans - International Equity Collective Investment Trust, on the date of contribution, in exchange for 40,504 shares of the Series. For tax purposes, the Series recorded the contribution on a tax-free basis at a cost of $649,191.

At April 30, 2003, the retirement plan of the Advisor and its affiliates owned 42,603 shares of the Series (100% of shares outstanding) valued at $565,185.

Notes  to  Financial  Statements  (unaudited)

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2003.

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

At October 31, 2002, the Series had a capital loss carryover of $24,325, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on October 31, 2010.

At April 30, 2003, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost  for  federal  income  tax  purposes          $595,493

Unrealized  appreciation                           $ 40,968
Unrealized  depreciation                            (65,554)
                                                  ----------
Net  unrealized  depreciation                      $(24,586)
                                                   =========

EXETER  FUND,  INC.
SEMI-ANNUAL  REPORT
APRIL  30,  2003
TAX  MANAGED  SERIES

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

Due to war apprehension and an uncertain economic environment, the equity markets experienced significant volatility for this semi-annual period, though they did produce a positive return. The resolution on the war in Iraq, coupled with more positive economic news, including an improved corporate earnings picture, growth in disposable personal income, and strength in the housing market, resulted in a strengthening from mid-March on.

As always, we continue to focus on company fundamentals rather than trying to predict the swings in the market. We seek opportunities in companies with strong earnings potential or asset values, with prices at undervalued levels. We also strive to lessen the impact of taxes on the portfolio with active tax management that attempts to limit turnover and to minimize the taxable realized gains distributed to our shareholders. This is the basis for our investment strategy and the key to our relative performance. The past six months have illustrated this investment approach.

The most significant portfolio adjustment we have made in recent months is an increase in the consumer discretionary sector. In addition to increasing some existing positions in our strongest consumer holdings, we have added a new basket of retailers we believe are poised to capitalize on expected future spending growth by the consumer. We believe high consumer debt loads will dampen the market for big-ticket items, so the growth in the economy will be felt more directly in demand for everyday items. The focus has been on retailers who have demonstrated an ability to defend market share in an increasingly competitive environment.

The Tax Managed Series also continues to maintain a significant position in the health care sector. We believe excellent opportunities lie in this sector due to strong growth trends at undervalued price levels. Due to changing demographics, in particular an aging population, and advanced health care innovations, we believe the investment opportunities within the health care sector are substantial. Specifically, we currently have a large portion of our holdings in the pharmaceutical industry, which provides a favorable risk/return outlook in our opinion.

The Tax Managed Series has outperformed the S&P 500 since inception, and has held up considerably better than the S&P 500 over the course of the bear market. It has underperformed more recently, in part because of our large consumer staples sector allocation. As investors became more optimistic about economic recovery, they turned from non-cyclical stocks, including consumer staples, to cyclicals, which normally benefit from an improving economy. Our investments are made with a long-term view, and we still view the future prospects of this sector favorably.

Our conservative allocation in the technology sector also hindered relative performance. Compared to the S&P 500, we were underweighted in this sector and therefore our exposure to the recent gains in technology was not as significant. Of course, our cautious approach to this sector has been an important factor in our performance over the course of the bear market. We consider technology to be a promising sector going forward, and we are looking for opportunities to establish good long-term positions in individual companies that meet our investment strategies.

As always, we continue to focus on our proven investment process, which we have applied in both positive and negative market environments. We appreciate your confidence in our process and the opportunity to serve you.

Sincerely,

EXETER  ASSET  MANAGEMENT

Management  Discussion  and  Analysis  (unaudited)

<graphic>
<pie-chart>

Portfolio  Composition*  -  As  of  April  30,  2003



Banks . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3.3%
Communications Equipment. . . . . . . . . . . . . . . . . . . .   3.9%
Electronic Equipment & Instruments. . . . . . . . . . . . . . .   3.7%
Energy Equipment & Services . . . . . . . . . . . . . . . . . .   9.4%
Food & Drug Retailing . . . . . . . . . . . . . . . . . . . . .   2.9%
Food Products . . . . . . . . . . . . . . . . . . . . . . . . .   8.5%
Health Care Equipment & Supplies. . . . . . . . . . . . . . . .   2.7%
Household Products. . . . . . . . . . . . . . . . . . . . . . .   3.7%
Leisure Equipment & Products. . . . . . . . . . . . . . . . . .   5.6%
Media . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7.6%
Metals & Mining . . . . . . . . . . . . . . . . . . . . . . . .   2.5%
Paper & Forest Products . . . . . . . . . . . . . . . . . . . .   4.3%
Personal Products . . . . . . . . . . . . . . . . . . . . . . .   3.2%
Pharmaceuticals . . . . . . . . . . . . . . . . . . . . . . . .  14.3%
Semiconductor Equipment & Products. . . . . . . . . . . . . . .   5.8%
Cash, short-term investments and liabilities, less other assets   8.6%
Miscellaneous** . . . . . . . . . . . . . . . . . . . . . . . .  10.0%



*As  a  percentage  of  net  assets.
**Miscellaneous
Beverages
Chemicals
Electrical  Equipment
Hotels,  Restaurants  &  Leisure
Multiline  Retail
Oil  &  Gas
Road  &  Rail
Specialty  Retail

Performance  Update  as  of  April  30,  2003  (unaudited)



Exeter Fund, Inc. - Tax Managed Series

                                                Total Return
Through                  Growth of $10,000                            Average
4/30/03                  Investment             Cumulative            Annual
One Year                  $ 8,329               -16.71%               -16.71%
Five Year                 $10,944                 9.44%                 1.82%
Inception1                $18,854                88.54%                 8.82%








Standard & Poor's (S&P) 500 Total Return Index

                                                     Total Return
Through                      Growth of $10,000                         Average
4/30/03                      Investment              Cumulative        Annual
One Year                     $ 8,670                 -13.30%           -13.30%
Five Year                    $ 8,846                 -11.54%            -2.42%
Inception1                   $17,759                  77.59%             7.96%



The value of a $10,000 investment in the Exeter Fund, Inc. - Tax Managed Series from its inception (11/1/95)1 to present (4/30/03) as compared to the S&P 500 Total Return Index.2

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



            Exeter Fund, Inc.    S&P 500
Date        Tax Managed Series   Total Return Index
11/1/1995               10,000                 10,000
10/31/1996              11,630                 12,408
10/31/1997              15,200                 16,392
10/31/1998              14,855                 19,996
10/31/1999              18,129                 25,127
10/31/2000              23,863                 26,656
10/31/2001              20,480                 20,022
10/31/2002              18,537                 16,999
4/30/2003               18,854                 17,759



1Performance numbers for the Series and Index are calculated from November 1, 1995, the Series' inception date. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.

2The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter Market. The Index returns assume daily reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses.

Investment  Portfolio  -  April  30,  2003  (unaudited)



                                                         VALUE
                                              SHARES   (NOTE 2)
                                              -------  ---------
COMMON STOCKS - 91.4%
BANKS - 3.3%
The Bank of New York Co., Inc. . . . . . . .    2,250  $ 59,512
Mellon Financial Corp. . . . . . . . . . . .    3,175    83,979
                                                       ---------
                                                        143,491
                                                       ---------
BEVERAGES - 1.2%
PepsiCo, Inc.. . . . . . . . . . . . . . . .    1,200    51,936
                                                       ---------

CHEMICALS - 1.4%
Minerals Technologies, Inc.. . . . . . . . .    1,325    58,631
                                                       ---------

COMMUNICATIONS EQUIPMENT - 3.9%
Lucent Technologies, Inc.* . . . . . . . . .   24,375    43,875
QUALCOMM, Inc. . . . . . . . . . . . . . . .    3,900   124,371
                                                       ---------
                                                        168,246
                                                       ---------

ELECTRICAL EQUIPMENT - 1.2%
Emerson Electric Co. . . . . . . . . . . . .    1,050    53,235
                                                       ---------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.7%
Millipore Corp.* . . . . . . . . . . . . . .    4,700   160,505
                                                       ---------

ENERGY EQUIPMENT & SERVICES - 9.4%
Baker Hughes, Inc. . . . . . . . . . . . . .    2,800    78,400
Cooper Cameron Corp.*. . . . . . . . . . . .    1,000    47,860
Schlumberger Ltd.. . . . . . . . . . . . . .    3,975   166,672
Transocean, Inc. . . . . . . . . . . . . . .    1,300    24,765
Varco International, Inc.* . . . . . . . . .    2,275    40,017
Weatherford International Ltd.*. . . . . . .    1,225    49,282
                                                       ---------
                                                        406,996
                                                       ---------

FOOD & DRUG RETAILING - 2.9%
CVS Corp.. . . . . . . . . . . . . . . . . .    1,350    32,683
The Kroger Co.*. . . . . . . . . . . . . . .    3,600    51,480
Safeway, Inc.* . . . . . . . . . . . . . . .    2,425    40,304
                                                       ---------
                                                        124,467
                                                       ---------

FOOD PRODUCTS - 8.5%
H.J. Heinz Co. . . . . . . . . . . . . . . .    2,000    59,760
Nestle S.A. (Switzerland) (Note 7) . . . . .      750   152,898
Unilever plc - ADR (United Kingdom) (Note 7)    4,000   157,080
                                                       ---------
                                                        369,738
                                                       ---------

HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
Applera Corp. - Applied Biosystems Group . .    6,775   118,766
                                                       ---------





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                                                         VALUE
                                                              SHARES   (NOTE 2)
                                                              -------  ---------
HOTELS, RESTAURANTS & LEISURE - 1.9%
Carnival Corp. . . . . . . . . . . . . . . . . . . . . . . .    3,025  $ 83,460
                                                                       ---------

HOUSEHOLD PRODUCTS - 3.7%
Kimberly-Clark Corp. . . . . . . . . . . . . . . . . . . . .    3,200   159,264
                                                                       ---------

LEISURE EQUIPMENT & PRODUCTS - 5.6%
Eastman Kodak Co.. . . . . . . . . . . . . . . . . . . . . .    3,900   116,649
Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . . . . .    7,925   126,800
                                                                       ---------
                                                                        243,449
                                                                       ---------

MEDIA - 7.6%
AOL Time Warner, Inc.* . . . . . . . . . . . . . . . . . . .   12,025   164,502
The Walt Disney Co.. . . . . . . . . . . . . . . . . . . . .    8,975   167,474
                                                                       ---------
                                                                        331,976
                                                                       ---------

METALS & MINING - 2.5%
Alcoa, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .    2,150    49,299
Nucor Corp.. . . . . . . . . . . . . . . . . . . . . . . . .    1,425    58,211
                                                                       ---------
                                                                        107,510
                                                                       ---------

MULTILINE RETAIL - 1.3%
Federated Department Stores, Inc.* . . . . . . . . . . . . .    1,900    58,178
                                                                       ---------

OIL & GAS - 1.2%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7)    3,100    53,041
                                                                       ---------

PAPER & FOREST PRODUCTS - 4.3%
Aracruz Celulose S.A. - ADR* (Brazil) (Note 7) . . . . . . .    3,300    69,300
Bowater, Inc.. . . . . . . . . . . . . . . . . . . . . . . .    3,025   117,763
                                                                       ---------
                                                                        187,063
                                                                       ---------

PERSONAL PRODUCTS - 3.2%
The Estee Lauder Companies, Inc. - Class A . . . . . . . . .    4,250   138,125
                                                                       ---------

PHARMACEUTICALS - 14.3%
Bristol-Myers Squibb Co. . . . . . . . . . . . . . . . . . .    4,475   114,291
Merck & Co., Inc.* . . . . . . . . . . . . . . . . . . . . .    1,475    85,816
Novartis AG - ADR (Switzerland) (Note 7) . . . . . . . . . .    2,775   109,557
Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . . . .    5,616   172,704
Schering-Plough Corp.. . . . . . . . . . . . . . . . . . . .    7,825   141,633
                                                                       ---------
                                                                        624,001
                                                                       ---------

ROAD & RAIL - 1.0%
Kansas City Southern*. . . . . . . . . . . . . . . . . . . .    3,975    44,003
                                                                       ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2003  (unaudited)




                                                SHARES/          VALUE
                                            PRINCIPAL AMOUNT   (NOTE 2)
                                           ------------------  ---------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 5.8%
Altera Corp.* . . . . . . . . . . . . . .              6,375   $100,789
Texas Instruments, Inc. . . . . . . . . .              8,300    153,467
                                                               ---------
                                                                254,256
                                                               ---------

SPECIALTY RETAIL - 0.8%
Best Buy Co., Inc.* . . . . . . . . . . .              1,050     36,309
                                                               ---------

TOTAL COMMON STOCKS
(Identified Cost $4,118,225). . . . . . .                     3,976,646
                                                             -----------

SHORT-TERM INVESTMENTS - 9.3%
Dreyfus Treasury Cash Management Fund . .            205,407    205,407
Fannie Mae Discount Note, 6/24/2003 . . .  $         200,000    199,610
                                                               ---------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $405,017). . . . . . . .                       405,017
                                                               ----------

TOTAL INVESTMENTS - 100.7%
(Identified Cost $4,523,242). . . . . . .                     4,381,663

LIABILITIES, LESS OTHER ASSETS - (0.7%) .                       (28,464)
                                                             ------------

NET ASSETS - 100% . . . . . . . . . . . .                   $ 4,353,199
                                                            =============



*Non-income  producing  security
ADR  -  American  Depository  Receipt


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  (unaudited)

APRIL  30,  2003



ASSETS:
Investments, at value (identified cost $4,523,242) (Note 2). . . . . . . . . .  $4,381,663
Foreign currency, at value (cost $1). . . . . . . . . . . . . . . . . . . . .            1
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       6,514
Foreign tax reclaims receivable. . . . . . . . . . . . . . . . . . . . . . . .       1,089
Receivable from investment advisor (Note 3). . . . . . . . . . . . . . . . . .       9,033
                                                                                -----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4,398,300
                                                                                -----------

LIABILITIES:

Accrued transfer agent fees (Note 3) . . . . . . . . . . . . . . . . . . . . .      15,853
Accrued fund accounting fees (Note 3). . . . . . . . . . . . . . . . . . . . .       9,705
Accrued directors' fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . .       1,095
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      14,794
Other payables and accrued expenses. . . . . . . . . . . . . . . . . . . . . .       3,654
                                                                                -----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      45,101
                                                                                -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $4,353,199
                                                                                ===========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    2,448
Additional paid-in-capital . . . . . . . . . . . . . . . . . . . . . . . . . .   4,652,747
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . .       7,127
Accumulated net realized loss on investments and other assets and liabilities.    (167,622)
Net unrealized depreciation on investments and other assets and liabilities. .    (141,501)
                                                                                -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $4,353,199
                                                                                ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($4,353,199/244,786 shares). . . . . . . . . . . . .  $    17.78
                                                                                ===========





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  (unaudited)

FOR  THE  SIX  MONTHS  ENDED  APRIL  30,  2003



INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $1,280). .  $  33,422
Interest . . . . . . . . . . . . . . . . . . . . .        427
                                                    ----------

Total Investment Income. . . . . . . . . . . . . .     33,849
                                                    ----------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . .     19,685
Fund accounting fees (Note 3). . . . . . . . . . .     26,520
Transfer agent fees (Note 3) . . . . . . . . . . .     20,730
Directors' fees (Note 3) . . . . . . . . . . . . .      3,000
Audit fees . . . . . . . . . . . . . . . . . . . .     10,415
Custodian fees . . . . . . . . . . . . . . . . . .      1,620
Miscellaneous. . . . . . . . . . . . . . . . . . .      5,075
                                                    ----------

Total Expenses . . . . . . . . . . . . . . . . . .     87,045

Less reduction of expenses (Note 3). . . . . . . .    (63,401)
                                                    ----------

Net Expenses . . . . . . . . . . . . . . . . . . .     23,644
                                                    ----------

NET INVESTMENT INCOME. . . . . . . . . . . . . . .     10,205
                                                    ----------


REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:

Net realized loss on -
Investments. . . . . . . . . . . . . . . . . . . .   (100,389)
Foreign currency and other assets and liabilities.         (9)
                                                    ----------
                                                     (100,398)
                                                    ----------

Net change in unrealized depreciation on -
Investments. . . . . . . . . . . . . . . . . . . .    172,787
Foreign currency and other assets and liabilities.         49
                                                    ----------
                                                      172,836
                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS . . . . . . . . . . . . . . . . . .     72,438
                                                    ----------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS. . . . . . . . . . . . . . . . . .  $  82,643
                                                    ==========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets



                                                         FOR THE SIX
                                                         MONTHS ENDED     FOR THE
                                                           4/30/03       YEAR ENDED
                                                         (UNAUDITED)      10/31/02
                                                        --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $      10,205   $    20,426
Net realized loss on investments . . . . . . . . . . .       (100,398)      (34,764)
Net change in unrealized depreciation
on investments . . . . . . . . . . . . . . . . . . . .        172,836      (427,107)
                                                        --------------  ------------

Net increase (decrease) from operations. . . . . . . .         82,643      (441,445)
                                                        --------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income . . . . . . . . . . . . . .        (23,534)      (17,858)
                                                        --------------  ------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions
(Note 5) . . . . . . . . . . . . . . . . . . . . . . .        568,525       823,105
                                                        --------------  ------------

Net increase in net assets . . . . . . . . . . . . . .        627,634       363,802

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .      3,725,565     3,361,763
                                                        --------------  ------------

END OF PERIOD (including undistributed net investment
income of $7,127 and $20,456, respectively). . . . . .  $   4,353,199   $ 3,725,565
                                                        ==============  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights



                                                     FOR THE SIX
                                                     MONTHS ENDED
                                                        4/30/03                          FOR THE YEARS ENDED
                                                      (UNAUDITED)          10/31/02         10/31/01    10/31/00   10/31/99
                                                    --------------  ---------------------  ----------  ----------  ----------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . .  $       17.59   $              19.53   $   22.83   $   17.42   $   14.46
                                                    --------------  ---------------------  ----------  ----------  ----------

Income (loss) from investment operations:
Net investment income. . . . . . . . . . . . . . .           0.04                   0.10        0.11        0.07        0.08
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . . . . .           0.26                  (1.94)      (3.34)       5.43        3.07
                                                    --------------  ---------------------  ----------  ----------  ----------
Total from investment operations . . . . . . . . .           0.30                  (1.84)      (3.23)       5.50        3.15
                                                    --------------  ---------------------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income . . . . . . . . . . . .          (0.11)                 (0.10)      (0.07)      (0.09)      (0.13)
From net realized gain on investments. . . . . . .              -                      -           -           -       (0.06)
                                                    --------------  ---------------------  ----------  ----------  ----------
Total distributions to shareholders. . . . . . . .          (0.11)                 (0.10)      (0.07)      (0.09)      (0.19)
                                                    --------------  ---------------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . .  $       17.78   $              17.59   $   19.53   $   22.83   $   17.42
                                                    ==============  =====================  ==========  ==========  ==========

Total return1. . . . . . . . . . . . . . . . . . .           1.71%                (9.49%)    (14.17%)      31.63%      22.04%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*. . . . . . . . . . . . . . . . . . . . .         1.20%2                   1.20%       1.20%       1.20%       1.20%
Net investment income. . . . . . . . . . . . . . .         0.52%2                   0.53%       0.67%       0.36%       0.49%

Portfolio turnover . . . . . . . . . . . . . . . .             12%                    63%         44%         67%         85%

NET ASSETS - END OF PERIOD (000's omitted) . . . .  $       4,353   $              3,726   $   3,362   $   1,950   $   1,069
                                                    ==============  =====================  ==========  ==========  ==========







                                              FOR THE YEAR ENDED
                                                    10/31/98
                                                   -----------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . .  $ 15.20
                                                    --------

Income (loss) from investment operations:
Net investment income. . . . . . . . . . . . . . .     0.10
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . . . . .    (0.44)
                                                    --------
Total from investment operations . . . . . . . . .    (0.34)
                                                    --------
Less distributions to shareholders:
From net investment income . . . . . . . . . . . .        -
From net realized gain on investments. . . . . . .    (0.40)
                                                    --------
Total distributions to shareholders. . . . . . . .    (0.40)
                                                    --------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . .  $ 14.46
                                                    ========

Total return1. . . . . . . . . . . . . . . . . . .   (2.27%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*. . . . . . . . . . . . . . . . . . . . .     1.20%
Net investment income. . . . . . . . . . . . . . .     0.73%

Portfolio turnover . . . . . . . . . . . . . . . .       65%

NET ASSETS - END OF PERIOD (000's omitted) . . . .  $   772
                                                    ========



*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:




3.22%2  3.16%  3.23%  3.34%  2.67%  3.97%
------  -----  -----  -----  -----  -----



1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2Annualized.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1.  ORGANIZATION

Tax Managed Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to maximize long-term growth while attempting to minimize the impact of taxes on the Series' total return.

The Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2003, 1,017.5 million shares have been designated in total among 19 series, of which 37.5 million have been designated as Tax Managed Series Class A Common Stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange, excluding the NASDAQ National Market System, are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in ninety days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Notes  to  Financial  Statements  (unaudited)

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with Manning & Napier Advisors, Inc., doing business as Exeter Asset Management (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the series of the Fund. In addition, these Directors also receive a per meeting fee for each series of the Fund.

Notes  to  Financial  Statements  (unaudited)

The Advisor has contractually agreed, until at least February 29, 2004, to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor did not impose its fee of $19,685 and assumed expenses amounting to $43,716 for the six months ended April 30, 2003, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor acts as the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each series' daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per series plus out-of-pocket expenses. The Fund also pays the Advisor an annual fee of $10,000 for each additional active class of a series. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services agent.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays an annual fee of $25,000 per Class, an additional $37.50 per account, plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS under which BISYS serves as sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended April 30, 2003, purchases and sales of securities, other than United States Government securities and short-term securities, were $1,277,328 and $433,988, respectively. There were no purchases or sales of United States Government securities.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  Class  A  shares  of  Tax  Managed  Series  were:




             FOR THE SIX MONTHS     FOR THE YEAR
                ENDED 4/30/03      ENDED 10/31/02
             ------------------- ---------------------
              Shares    Amount     Shares     Amount
             -------   --------  --------  -----------
Sold          34,713   $598,516    58,590   $1,177,442
Reinvested     1,330     23,524       846       17,849
Repurchased   (3,086)   (53,515)  (19,716)    (372,186)
             --------  ---------  --------  -----------
Total         32,957   $568,525    39,720   $  823,105
             ========  =========  ========  ===========




The Advisor owned 23,340 shares on April 30, 2003 (9.5% of shares outstanding) valued at $414,985.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2003.

Notes  to  Financial  Statements  (unaudited)

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2002 were as follows:

Ordinary  income                    $17,858


At October 31, 2002, the Series had capital loss carryovers available to the extent allowed by tax law to offset future net capital gain, if any, which will expire as follows:





Loss Carryover.  Expiration Date
---------------  ----------------
$ 9,022          October 31, 2007
$ 2,450          October 31, 2008
$20,940          October 31, 2009
$34,812          October 31, 2010



At April 30, 2003, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost  for  federal  income  tax  purposes         $ 4,523,242

Unrealized  appreciation                          $   264,534
Unrealized  depreciation                             (406,113)
                                                  -------------
Net  unrealized  depreciation                     $  (141,579)
                                                  =============

ITEM  2:  CODE OF ETHICS

Not applicable for Semi-Annual reports.

ITEM  3:  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual reports.

ITEM  4:  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual reports.

ITEM 5:  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM  6:  [RESERVED]

ITEM  7:  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM  8:  [RESERVED]

ITEM  9:  CONTROLS  AND  PROCEDURES

(a) The Principal Executive Officer and Principal Financial Officer of Pro-Blend SM Conservative Term Series, Pro-Blend SM Moderate Term Series, Pro-Blend SM Extended Term Series, Pro-Blend SM Maximum Term Series, Tax Managed Series, Equity Series and Overseas Series, each a series of Exeter Fund, Inc., (the "Funds") have evaluated the disclosure controls and procedures (as defined in Rule 30a-2(c)) of the Funds within 90 days of the filing date of this Form N-CSR (the "Effective Date") and they believe that the disclosure controls and procedures are effective.

(b) There have been no significant changes in the Funds' internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM  10:  EXHIBITS

(a)  Not applicable for Semi-Annual reports.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

(b)(2) A certification of the Registrant's pricipal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities
Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exeter  Fund,  Inc.


/s/  B.  Reuben  Auspitz
B.  Reuben  Auspitz
Vice  President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
June  26,  2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/  B.  Reuben  Auspitz
B.  Reuben  Auspitz
Vice  President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
June  26,  2003

/s/  Christine  Glavin
Christine  Glavin
Chief Financial Officer and Principal Financial Officer of Exeter Fund. Inc. June 26, 2003